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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100, San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: August 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Annual Report

August 31, 2014

California Tax-Free Income Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

(800) 955-9988
www.sheltoncap.com
 email us at info@sheltoncap.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the "Funds" or individually the "Fund") which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	August 31, 2014

Historical Performance and Manager's Discussion	1
About Your Fund's Expenses	7
Top Holdings and Sector Breakdowns	9
Portfolio of Investments	13
Statements of Assets & Liabilities	34
Statements of Operations	37
Statements of Changes in Net Assets	40
Financial Highlights	46
Notes to Financial Statements	57
Report of Independent Registered Public Accounting Firm	65
Fund Holdings	66
Proxy Voting Policies, Procedures and Voting Records	66
Board of Trustees and Executive Officers	67

Historical Performance and Manager's Discussion (Unaudited)	August 31, 2014

Bond Funds

During the last fiscal year, the fixed income markets have been dominated by the tapering of the US Treasury and mortgage backed security purchases by the Federal Reserve Bank, currently at $25 billion/month, down from $85 billion/month in August 2013, uncertainty around when the Federal Open Market Committee will raise the target Federal Funds rate, and geopolitical risks. It's been over 5 years since the last U.S. recession technically ended in June 2009, but the economy is still far from robust and the gains haven't been shared equally across the class spectrum. The U.S. Census Bureau reports that median real U.S. household income fell 8% from $56,436 in 2007 to $51,939 in 2013, in spite of resilient housing markets and all-time highs in the S&P 500 Index.

The primary driver behind the last recession and financial crisis was the collapse of the residential real estate market, which has continued to rebound strongly on a broad basis. 30-year mortgage rates remain at historically low levels, with Bankrate.com reporting the 30 year fixed national average rate falling to 4.07% from 4.46% at the end of the 2013 fiscal year. Unfortunately, stringent lending standards continue to limit access to the low borrowing rates. The Bureau of Labor Statistics reports that the unemployment rate is 6.1%, the lowest level since September 2008. Unfortunately, much of the fall in the unemployment rate is due to reduced US labor participation rate which continues to drop, falling from from over 66% in 2008 to 63.2% at the 2013 fiscal year end and now stands at 62.8%, the lowest labor participation rate since March 1978. A substantial portion of the jobs being created are part-time or low paying, with the BLS U-6 index that includes marginally employed and part-time workers seeking full-time employment is at 12% as of August 2014, compared to an average rate of 8.5% during the decade of 1998-2007. Business surveys indicate that the ongoing reluctance to hire continues to be related to uncertainty with regard to demand, government regulation (especially the ongoing implementation of the Affordable Care Act), and future taxes.

Interest rates on US Treasuries have remained low by historical standards, with the falling rates at the long end of the curve being the biggest change over the last year. The Overnight US$ LIBOR rate ranged from 0.0795% to 0.1165% over the course of the fiscal year and the 3 month T-Bill had a range of 0.00% to 0.1014%. Over the course of the fiscal year, the yield on the 2 year note rose from 0.40% to 0.49%, the 5 year note was nearly unchanged from 1.64% to 1.63%, the 10 year yield fell from 2.79% to 2.34%, and the 30 year yield fell from 3.70% to 3.08%.

The U.S. Government Securities Fund ended the fiscal year ended August 31, 2014 with a duration of 4.46 years and total return on the direct shares for the period is 2.03%. All of the securities in the portfolio are backed by the full faith and credit of the United States.

As of the August 31, 2014 fiscal year end, the total return for the Direct Shares of the Short-Term U.S. Government Bond Fund was 0.00% and it had duration of 1.50 years. The Fund continues to predominantly hold US Treasury Notes with maturities of less than 3 years, and the securities in the portfolio are backed by the full faith and credit of the United States.

The California municipal market bond yields do not necessarily move in lock step with US Treasury yields, but are subject to the shape of the Treasury curve as well as the specific economic circumstances of each issuer. The difference in yield between the 1 year and 30 year State of California general obligation bonds was at 502 basis points when the fiscal year began. At fiscal year end, the difference was 343 basis points with the shorter end of the curve rallying by 14 basis points from 0.27% to 0.13% and the long end of the curve rallying from 5.29% to 3.56%. Although the State of California and a majority of its municipalities continue to face long term budgetary stresses, especially those related to employee pension costs, the economy and general outlook for California municipal bonds has improved markedly over the last several years and continues to be generally positive.

The California Tax-Free Income Fund's total return for the fiscal year ended August 31, 2014 was 7.8% and the duration was 4.55 years at the period end. The portfolio maintained an average credit rating of AA-.

Historical Performance and Manager's Discussion (Unaudited) (Continued)	August 31, 2014

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
California Tax-Free Income Fund	7.80%	4.63%	3.72%	6.17%
Barclays Municipal Bond Index	10.14%	5.39%	4.77%	1.88%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	2.03%	2.13%	2.86%	5.93%
Barclays GNMA Index	5.54%	4.03%	4.84%	6.11%
Barclays Treasury Index	3.57%	3.52%	4.31%	6.71%

K SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	1.48%	1.64%	2.36%	2.50%
Barclays GNMA Index	5.54%	4.03%	4.84%	4.80%
Barclays Treasury Index	3.57%	3.52%	4.31%	4.08%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Short-Term U.S. Government Bond Fund	0.00%	0.40%	1.88%	2.49%
Barclays 1-3 Yr. Treasury Index	0.79%	1.10%	2.52%	3.42%

Historical Performance and Manager's Discussion (Unaudited) (Continued)	August 31, 2014

K SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Short-Term U.S. Government Bond Fund	-0.49%	-0.08%	1.38%	1.30%
Barclays 1-3 Yr. Treasury Index	0.79%	1.10%	2.52%	2.42%

Stock Funds

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The S&P 500 Index Fund and the S&P MidCap Index Fund each had a correlation coefficient of 1.000 for the fiscal year. The Nasdaq-100 Index Fund and the S&P SmallCap Fund had a correlation of 0.999.

During the fiscal year, the direct shares of the S&P 500 Index fund out-performed the Direct Shares of the S&P SmallCap and MidCap Index Fund by posting gains of 24.75% compared to 22.63% and 17.28%, respectively. Each fund benefited from the continued market recovery experienced during the period as equity markets demonstrated strength for the period. Market patterns followed the previous year as the three indices peaked in July and then softened before recovering their strength into the end of August. Market performance has been driven by the strength in corporate sales and earnings growth, the strength of macro indicators such as housing prices, new construction, auto sales and the recovery of headline numbers for unemployment (as measured by new applications for unemployment and continuing claims). Counterbalancing these strengths are serious geopolitical challenges, including armed conflict in the Middle East and Europe, the continued weakening of growth and housing numbers coming from China and weakening demand across the globe. Substantial political uncertainty has been widely reflected in poling data for both political parties, congress and the President of the United States. Lastly, Fed watchers are watching closely for steps the Federal Reserve Bank (and its relatively new and untested chairperson) may take to work its way out of the substantial and unprecedented measures taken to provide liquidity to the market and stimulate economic growth.

Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index funds (S&P 500, MidCap and SmallCap Funds) to achieve a more diversified equity portfolio. Over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000.

The reason for this is that smaller companies' market caps represent a very small piece of the massive Wilshire 5000. Therefore, their performance does not factor significantly into the total return. Keep in mind, however, that during periods where large cap stocks out-perform their smaller counterparts, this strategy will result in underperformance. So why balance these three sectors in this way? Two reasons. First, at times we need access to our capital. By employing this method, we maintain a degree of flexibility where we can draw from. As an investor, you can reduce holdings from any of the three holdings based on relative valuations. This can prove handy for a number of reasons. Second, history is on our side in that although more volatile, small cap stocks have returned more to investors over the long haul.

The Nasdaq-100 Index Fund (Direct Shares) finished up 33.77%, versus a benchmark performance of 34.61%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. As of October 2014, Apple Inc. alone made up 11.4% of the index while the next four largest holdings, Google, Microsoft, Intel, and Gilead combine for an additional 20% of the index, making up almost one third of the market capitalization of the index. It provides investors a strong technology exposure as well as the related volatility.

Our European Growth & Income Fund is managed using ADRS for many of the stocks that make up the Dow Stoxx 50, a European large cap Index. The Fund uses the weightings of this benchmark as an approximation for weighting its holdings. The Fund (Direct Shares) was up 17.92% for the year and out-performed its benchmark, which was up 17.49%. This fund generally provides investors a low-cost, efficient tool to diversify internationally. We did not hedge the currency risk during the previous fiscal year and do not plan to do so this year. The Manager does not invest in all members of the benchmark because in some cases ADRs are not available or do not provide sufficient liquidity. It is conceivable that the manager may invest in the foreign stocks directly in the future as the fund grows, international custody becomes more economical or the availability of ADRs is insufficient.

The Shelton Core Value Fund is a value fund that focuses on income as well as potential for capital appreciation. The Direct Shares were up 22.45% for the year. The performance of the fund trailed the U.S. stock market as measured by the S&P 500 Index by 2.75%. The Fund maintained close to 100% exposure to the US equity markets through the end of the fiscal year. We have been generally bullish on US equities as interest rates have been maintained at near zero levels. During the year, economic conditions have been very good for US stocks and we have maintained diversified exposure to most economic sectors. Valuations of the stock markets, as measured by Price/Earnings ratios, have continued to increase, to the point where they are in line with what the portfolio manager believes to be a historical average. According to Bloomberg, the P/E ratio on the S&P 500 Index at the end of August, 2013 was 15.7 and it grew to a level of 18.1 during the year. While this ratio has risen much higher than 18.1 in the past, the message is that the easy money in the equity markets is behind us, and an important take away here is that a large part of the return in the fund was driven by increases in how the market valued earnings, and not by strong economic growth.

We view the low interest rates in the short run as an extremely pro-growth monetary policy. However, valuation multiples have caught up to historical averages and as noted earlier, we can no longer count on increasing stock prices because of what the Manager calls normalization of earnings valuations. There is substantial risk to the equity markets when the Fed begins to unwind their interest rate policy. It is the Manager's perception that interest rates are being held abnormally low. There is uncertainty about what may happen to equity valuations during a rapid rise in rates and one would expect there to be downward pressure on valuations during a period where the Fed is tightening, even if that tightening is only moving the Fed from an extreme to a more normal position. Because of the Fed's focus on the uncertainty of the recovery and of the quality of the jobs numbers, we believe there is a reasonable chance actions will be delayed. The first test of this will be in the post election period where the Fed can be confident their actions won't be viewed by either party as politically driven.

Historical Performance and Manager's Discussion (Unaudited) (Continued)	August 31, 2014

Our view at the time of writing is that while growth will continue to come slowly, corporations will be profitable and US Equities represent an attractive investment opportunity for investors who are comfortable with the associated risks and volatility. However, investors should be cautious of the large returns realized over the past couple years and recognize that these are unique.

While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	24.75%	16.59%	8.19%	9.37%
S&P 500 Composite Stock Price Index	25.20%	16.86%	8.37%	9.52%

K SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	24.08%	16.00%	7.67%	7.61%
S&P 500 Composite Stock Price Index	25.20%	16.86%	8.37%	8.32%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	22.63%	18.31%	10.50%	12.21%
S&P MidCap 400 Index	23.19%	18.75%	11.12%	12.55%

K SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	22.01%	17.72%	9.96%	9.81%
S&P MidCap 400 Index	23.19%	18.75%	11.12%	10.88%

Historical Performance and Manager's Discussion (Unaudited) (Continued)	August 31, 2014

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	17.28%	18.38%	10.02%	9.55%
S&P SmallCap 600 Index	18.68%	18.71%	10.50%	10.33%

K SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	16.64%	17.77%	9.48%	9.46%
S&P SmallCap 600 Index	18.68%	18.71%	10.50%	10.52%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Core Value Fund	22.45%	16.39%	8.91%	8.39%
S&P / Citigroup Value Index	22.78%	15.87%	7.66%	8.05%
S&P 500 Composite Stock Price Index	25.20%	16.86%	8.37%	8.38%

K SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Core Value Fund	21.81%	15.82%	8.33%	8.54%
S&P / Citigroup Value Index	22.78%	15.87%	7.66%	8.06%
S&P 500 Composite Stock Price Index	25.20%	16.86%	8.37%	8.32%

Historical Performance and Manager's Discussion (Unaudited) (Continued)	August 31, 2014

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
European Growth & Income Fund	17.92%	6.13%	5.75%	1.94%
Dow Jones STOXX 50 Index (USD)	17.49%	6.62%	5.75%	1.79%

K SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
European Growth & Income Fund	17.19%	5.58%	5.26%	5.61%
Dow Jones STOXX 50 Index (USD)	17.49%	6.62%	5.75%	6.27%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	33.77%	21.26%	12.13%	0.73%
Nasdaq-100 Index	34.56%	21.56%	12.45%	1.26%

K SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	33.11%	20.67%	11.60%	10.14%
Nasdaq-100 Index	34.56%	21.56%	12.45%	10.99%

Historical Performance and Manager's Discussion (Unaudited) (Continued)	August 31, 2014

The Shelton Green Alpha Fund is a diversified mutual fund that seeks to achieve long-term capital appreciation by investing in U.S. common stocks and sponsored ADRs in the green economy. The Fund invests primarily in stocks of companies that are believed by the Sub-Advisor to be leaders in managing environmental risks and opportunities, have above average growth potential and are reasonably valued. For the year ending August 31, 2014 the Shelton Green Alpha Fund's return was 32.94%, outperforming the 25.20% return of the S&P 500 Index, the fund's benchmark. During this period, the fund exhibited higher levels of volatility than the fund's benchmark and the Sub Advisor expects this to continue. Although the Fund's Price to Book (the Fund's 2.48 vs. the benchmark's 2.77) and Price to sales (the Fund's 1.42 vs. the benchmark's 1.75) ratios compare conservatively, the Price to Earnings (the Fund's 42.13 vs. the benchmark's 18.08) and Price to Cash Flow (the Fund's 18.44 v. the benchmark's 10.85) are substantially higher. This indicates, at least in part, that the portfolio pricing reflects expected growth in the individual stocks held in the fund. At the time of this writing, the Sub Advisor believes that the stocks held by the fund are reasonably valued in light of their growth prospects.

As of August 31, 2014, the Fund was invested in 57 companies in 7 sectors, representing 20 industries. In line with the Fund's environmental focus, the Fund's exposure to what portfolio management considers environmental leaders in a number of industries includes solar PV, water desalination, waste-to-value building materials, machinery, electric vehicles, mobile communications, machine-to-machine internet, energy efficiency and lighting, natural foods and wind power. It is the Sub Advisor's belief that environmental responsibility may enhance corporate profitability, which in turn may produce competitive returns.

The Sub Advisor believes that the current equity markets represent attractive investment opportunities for investors seeking equity exposure to the green economy and are comfortable with the associated risks and volatility due to the Fund's security selection and environmental focus.

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/14
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception** (Annualized)
Shelton Green Alpha Fund	32.94%	N/A**	N/A**	37.05%
S&P 500 Composite Stock Price Index	25.20%	N/A	N/A	23.50%

*	Past performance does not predict future performance.The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	Shelton Green Alpha Fund commencement of operations was March 12, 2013.

About Your Fund's Expenses (Unaudited) August 31, 2014

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,031	$3.74	0.73%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.72	0.73%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,009	$3.65	0.72%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.67	0.72%
K Shares
Based on Actual Fund Return	$1,000	$1,006	$6.17	1.22%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.21	1.22%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$1,000	$999	$2.97	0.59%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.01	0.59%
K Shares
Based on Actual Fund Return	$1,000	$997	$5.49	1.09%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.55	1.09%

About Your Fund's Expenses (Unaudited) August 31, 2014 (Continued)

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period*	Net Annual Expense Ratio
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$0.15	0.03%
Based on Hypothetical 5% Return before expenses	$1,000	$1,025	$0.15	0.03%
K Shares
Based on Actual Fund Return	$1,000	$1,000	$0.15	0.03%
Based on Hypothetical 5% Return before expenses	$1,000	$1,025	$0.15	0.03%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,087	$1.89	0.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$1.84	0.36%
K Shares
Based on Actual Fund Return	$1,000	$1,084	$4.52	0.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.38	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,052	$3.00	0.58%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.96	0.58%
K Shares
Based on Actual Fund Return	$1,000	$1,049	$5.58	1.08%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.50	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,009	$3.75	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.77	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,009	$6.28	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.31	1.24%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,099	$4.39	0.83%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.23	0.83%
K Shares
Based on Actual Fund Return	$1,000	$1,096	$7.03	1.33%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.76	1.33%
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,003	$5.05	1.00%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.09	1.00%
K Shares
Based on Actual Fund Return	$1,000	$1,000	$7.51	1.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,017	$7.58	1.49%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,106	$2.60	0.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.50	0.49%
K Shares
Based on Actual Fund Return	$1,000	$1,102	$5.25	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.04	0.99%
Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,010	$6.64	1.31%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$7.66	1.31%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Top Holdings and Sector Breakdowns (Unaudited)	August 31, 2014

California Tax-Free Income Fund
Security		Description	Market Value	Percentage of Total Investment
1	EAST SIDE UNION HIGH SCHOOL DISTRICT	General Obligation Refunding Bonds (2012 Crossover); 2006	$3,691,559	3.8%
2	CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD	Lease Revenue Bonds; 2009 Series I-1	3,621,990	3.8%
3	RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY	Lease Revenue Bonds; 2008 Series A	3,410,610	3.5%
4	CALIFORNIA STATE VAR PURP & REF	Tax-Exempt Various Purpose General Obligation Bonds	3,314,520	3.4%
5	LOS RIOS COMMUNITY COLLEGE DISTRICT	General Obligation Bonds; 2008 Election, Series B	2,867,725	3.0%
6	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds (University of Southern California); Series 2009A	2,834,525	2.9%
7	MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT	General Obligation Bonds; Election of 2008, Series 2013A	2,687,956	2.8%
8	LOS ANGELES CA REF-SER A	General Obligation Refunding Bonds; Series 2012-A	2,447,440	2.5%
9	SANTA CLARA COUNTY FINANCING AUTHORITY	Lease Revenue Bonds; 2008 Series A	2,275,590	2.4%
10	SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT	General Obligation Bonds; Election of 2006, Series A	2,264,280	2.4%

U.S. Government Securities Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	6/30/2017	$4,282,257	14.9%
2	United States Treasury Note	6/30/2016	3,363,099	11.7%
3	United States Treasury Note	11/15/2018	3,284,415	11.5%
4	United States Treasury Note	2/15/2022	2,782,718	9.7%
5	United States Treasury Note	2/15/2015	2,747,987	9.6%
6	United States Treasury Note	2/15/2021	2,095,567	7.3%
7	United States Treasury Note	2/15/2019	2,000,493	7.0%
8	United States Treasury Note	8/15/2020	1,981,863	6.9%
9	United States Treasury Bond	5/15/2038	1,642,672	5.7%
10	United States Treasury Note	2/28/2018	1,579,571	5.5%

Short-Term U.S. Government Bond Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	1/31/2016	$1,844,015	24.1%
2	United States Treasury Note	6/15/2015	1,804,183	23.6%
3	United States Treasury Note	1/31/2015	1,412,632	18.5%
4	United States Treasury Note	7/31/2017	832,938	10.9%
5	United States Treasury Note	6/30/2016	815,297	10.7%
6	United States Treasury Note	1/31/2017	702,926	9.2%
7	Government National Mortgage Association	11/20/2034	149,706	2.0%
8	Government National Mortgage Association	6/20/2034	90,549	1.2%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2014

The United States Treasury Trust
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	9/4/2014	$13,599,984	12.5%
2	United States Treasury Bill	9/25/2014	13,599,855	12.5%
3	United States Treasury Bill	11/6/2014	13,399,565	12.3%
4	United States Treasury Bill	9/18/2014	12,599,832	11.6%
5	United States Treasury Bill	10/23/2014	12,599,768	11.6%
6	United States Treasury Bill	11/13/2014	11,399,527	10.5%
7	United States Treasury Bill	11/20/2014	10,599,046	9.7%
8	United States Treasury Bill	10/30/2014	7,699,689	7.1%
9	United States Treasury Bill	9/11/2014	7,099,947	6.5%
10	United States Treasury Bill	10/16/2014	6,399,820	5.9%

S&P 500 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple, Inc.	$4,847,430	3.6%
2	Exxon Mobil Corp.	3,281,285	2.4%
3	Microsoft Corp.	2,582,059	1.9%
4	Google, Inc.	2,400,237	1.8%
5	Johnson & Johnson	2,173,973	1.6%
6	General Electric Co.	1,997,342	1.5%
7	Chevron Corp.	1,859,420	1.4%
8	Wells Fargo & Co.	1,859,299	1.4%
9	Berkshire Hathaway, Inc.	1,851,914	1.4%
10	Procter & Gamble Co.	1,684,307	1.3%

S&P MidCap Index Fund
Security		Market Value	Percentage of Total Investment
1	United Rentals, Inc.	$1,201,324	0.7%
2	Equinix Inc.	1,182,533	0.7%
3	Skyworks Solutions, Inc.	1,164,363	0.7%
4	Universal Health Services, Inc.	1,134,673	0.6%
5	Henry Schein, Inc.	1,133,105	0.6%
6	Hanesbrands, Inc.	1,128,556	0.6%
7	HollyFrontier Corp.	1,094,456	0.6%
8	Advanced Auto Parts, Inc.	1,087,540	0.6%
9	Realty Income Corp.	1,086,651	0.6%
10	Salix Pharmaceuticals, Ltd.	1,081,948	0.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2014

S&P SmallCap Index Fund
Security		Market Value	Percentage of Total Investment
1	Centene Corp.	$359,085	0.7%
2	Mallinckrodt PLC	325,060	0.6%
3	US Silica Holdings, Inc.	306,772	0.6%
4	LaSalle Hotel Properties	303,219	0.6%
5	Teledyne Technologies, Inc.	291,501	0.6%
6	Toro Co.	276,885	0.5%
7	Cognex Corp.	276,312	0.5%
8	Curtiss-Wright Corp.	275,219	0.5%
9	Triquint Semiconductor, Inc.	269,988	0.5%
10	Tanger Factory Outlet Center, Inc.	265,805	0.5%

Shelton Core Value Fund
Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill	$8,099,847	4.0%
2	Chevron Corp.	7,317,032	3.6%
3	JPMorgan Chase & Co.	6,551,271	3.2%
4	Goldman Sachs Group, Inc.	5,185,235	2.5%
5	Walt Disney Co.	4,542,086	2.2%
6	Wells Fargo & Co.	4,521,010	2.2%
7	Home Depot, Inc.	4,315,025	2.1%
8	Intel Corp.	4,279,900	2.1%
9	Gilead Sciences, Inc.	4,088,040	2.0%
10	Procter & Gamble Co.	3,954,374	1.9%

European Growth & Income Fund
Security		Market Value	Percentage of Total Investment
1	Novartis Ag	$966,409	7.0%
2	Nestle SA	962,799	6.9%
3	Roche Holding AG	703,329	5.1%
4	HSBC Holdings PLC	636,773	4.6%
5	Royal Dutch Shell PLC	584,603	4.2%
6	Bayer AG	552,645	4.0%
7	Total SA	544,698	3.9%
8	Banco Santander SA	495,929	3.6%
9	British America Tobacco PLC	485,522	3.5%
10	AXA SA	472,132	3.4%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2014

Nasdaq-100 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple, Inc.	$13,214,403	11.2%
2	Microsoft Corp.	7,213,466	6.1%
3	Google, Inc.	6,825,884	5.8%
4	Intel Corp.	4,449,716	3.8%
5	US Treasury Bill Due 11/6/2014	4,399,917	3.7%
6	Gilead Sciences, Inc.	4,248,765	3.6%
7	Amazon.Com, Inc.	4,007,453	3.4%
8	Facebook Inc. Cl A	3,834,076	3.2%
9	QUALCOMM, Inc.	3,318,493	2.8%
10	Cisco Systems, Inc.	3,304,328	2.8%

Shelton Green Alpha Fund
Security		Market Value	Percentage of Total Investment
1	Canadian Solar, Inc.	$878,912	4.2%
2	First Solar, Inc.	773,448	3.7%
3	SolarCity Corp.	728,008	3.5%
4	Veolia Environnement	687,456	3.3%
5	Tesla Motors, Inc.	647,280	3.1%
6	United Natural Foods, Inc.	623,613	3.0%
7	QUALCOMM, Inc.	608,800	2.9%
8	American Water Works Co.	566,832	2.7%
9	Pentair PLC	544,560	2.6%
10	Applied Materials, Inc.	531,415	2.5%

California Tax-Free Income Fund	Portfolio of Investments	8/31/2014

Security Description	Par Value	Rate	Maturity	Value (Note 1)
MUNICIPAL BONDS (96.41%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area Toll Bridge Revenue Bonds; 2006 Series F	$500,000	5.000	4/1/2031	$537,260
San Francisco Bay Area Toll Bridge Revenue Bonds; 2009 Series F-1	2,000,000	5.000	4/1/2034	2,263,700
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125	11/1/2029	3,621,990
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000	5/1/2019	1,186,840
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	165,000	5.000	10/1/2030	173,694
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250	10/1/2038	2,834,525
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Revenue Bonds (St. Joseph Health System); Series 2013C	1,000,000	5.000	10/15/2019	1,187,900
CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000	11/1/2030	1,179,167
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	760,000	5.500	10/1/2014	763,633
CALIFORNIA, STATE OF
General Obligation Refunding Bonds; 2005	1,000,000	5.000	5/1/2027	1,029,970
Tax-Exempt Various Purpose General Obligation Bonds	3,000,000	5.000	4/1/2038	3,314,520
Various Purpose General Obligation Bonds	2,000,000	5.000	6/1/2033	2,060,660
CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 2009	2,000,000	5.000	8/1/2030	2,261,860
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Refunding Bonds; Series 2009A	2,000,000	0.250	12/1/2015	2,000,880
EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250	9/1/2023	3,691,557
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000	8/1/2027	1,303,020
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project Revenue Bonds; Series 2004A	2,000,000	5.000	12/1/2027	2,023,260
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000	7/1/2021	1,229,620
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000	7/1/2023	1,862,910
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000	7/1/2018	1,745,730
Power System Revenue Bonds; 2013 Series A	500,000	5.000	7/1/2017	563,795
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000	7/1/2037	2,241,184
LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.000	7/1/2020	2,079,980
LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000	9/1/2021	2,447,440
LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000	8/1/2032	2,867,725
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000	7/1/2035	1,142,160
Water Revenue Refunding Bonds; 2011 Series A-2	1,000,000	0.200	5/1/2015	1,000,020
Waterworks General Obligation Refunding Bonds; 2005 Series A	2,000,000	5.000	3/1/2016	2,049,100
MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000	7/1/2020	600,735
MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000	8/1/2034	2,687,956
NOVATO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Election of 2001, Series 2005	2,000,000	5.000	8/1/2028	2,007,660
PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000	6/1/2020	1,374,664
PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000	8/1/2018	1,154,010
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000	9/1/2020	1,595,418

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Continued)	8/31/2014
Security Description	Par Value	Rate	Maturity	Value (Note 1)
REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	$925,000	5.000	5/15/2029	$1,108,261
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	3,000,000	6.000	5/1/2022	3,410,610
ROSEVILLE FINANCE AUTHORITY
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000	2/1/2025	888,713
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000	2/15/2024	1,140,670
ROSEVILLE WOODCREEK WEST
Special Tax Refunding Bonds; Series 2005	1,000,000	5.000	9/1/2030	1,014,100
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement Revenue Bonds; 2006 Series A	2,000,000	5.000	12/1/2036	2,142,280
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000	9/1/2016	1,736,721
SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000	6/15/2033	1,054,090
General Obligation Refunding Bonds; Series 2011-R1	1,550,000	5.000	6/15/2016	1,682,448
Second Series Revenue Refunding Bonds; Series 2010C-E	500,000	5.000	5/1/2020	597,825
SAN FRANCISCO, PUBLIC UTILITIES COMMISSION OF THE CITY AND COUNTY OF
Whitewater Revenue Bonds, 2013 Series A	700,000	4.000	10/1/2021	807,842
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250	7/1/2016	1,568,664
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250	4/1/2037	2,072,300
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	2,065,000	5.000	11/15/2016	2,275,590
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000	8/1/2029	1,384,425
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Election of 2006, Series A	2,000,000	5.000	8/1/2032	2,264,280
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Prerefunded; Election 2002 Series	780,000	5.000	8/1/2027	814,936
Unrefunded; Election 2002 Series B	220,000	5.000	8/1/2027	229,464
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000	7/1/2023	1,191,880
VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000	1/1/2024	645,497
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2004, 2006 Series A	2,000,000	5.000	8/1/2030	2,146,380
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000	9/1/2029	2,007,772
YUBA COUNTY LEVEE FINANCING AUTHORITY
Revenue Bonds; 2008 Series A	1,305,000	5.000	9/1/2038	1,363,790

Total Municipal Bonds (Cost $88,580,449)				93,633,081

VARIABLE RATE DEMAND NOTES* (2.63%)

CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
Refunding Revenue Bonds (Pacific Gas and Electric Company); Series 2009C	1,000,000	0.010	9/2/2014	1,000,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Pollution Control Revenue Refunding Bonds; Series 2002	850,000	0.010	9/2/2014	850,000
IRVINE, CITY OF
Assessment District No. 87-8; Limited Obligation Improvement Bonds; Adjustable Rate Series	700,000	0.020	9/2/2014	700,000

Total Variable Rate Demand Notes (Cost $2,550,000)				2,550,000

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Continued)	8/31/2014

Security Description	Value (Note 1)
Total Investments (Cost $91,130,449) (a) (99.04%)	$96,183,081
Other Net Assets (0.96%)	927,931
Net Assets (100.00%)	$97,111,012

(a)	Aggregate cost for federal income tax purposes is $91,096,995.
At August 31, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$5,308,417
Unrealized depreciation	(222,331)
Net unrealized appreciation	$5,086,086

*	Stated maturity reflects next reset date.

U.S. Government Securities Fund	Portfolio of Investments	8/31/2014

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (6.19%)
	$984	6.000%	4/15/2016	$986
	14,367	6.500%	4/15/2016	14,411
	13,346	6.000%	5/15/2016	13,684
	4,802	10.000%	9/15/2018	4,948
	191,156	5.000%	7/15/2020	203,943
	107,203	5.500%	1/15/2025	118,972
	245,953	6.000%	1/15/2026	282,522
	488,543	5.500%	4/15/2036	542,431
	347,169	5.000%	3/15/2038	381,202
	198,145	6.000%	6/15/2038	223,024
Total Government National Mortgage Association (Cost $1,608,760)				1,786,123

United States Treasury Bonds (5.70%)
	1,300,000	4.500%	5/15/2038	1,642,672
Total United States Treasury Bonds (Cost $1,558,391)				1,642,672

United States Treasury Notes (87.50%)
	2,700,000	4.000%	2/15/2015	2,747,987
	3,300,000	1.500%	6/30/2016	3,363,099
	4,100,000	2.500%	6/30/2017	4,282,256
	1,500,000	2.750%	2/28/2018	1,579,571
	3,000,000	3.750%	11/15/2018	3,284,415
	1,900,000	2.750%	2/15/2019	2,000,493
	1,900,000	2.625%	8/15/2020	1,981,863
	1,900,000	3.625%	2/15/2021	2,095,567
	2,800,000	2.000%	2/15/2022	2,782,718
	1,100,000	2.500%	8/15/2023	1,120,968
Total United States Treasury Notes (Cost $24,826,323)				25,238,937

Total Investments (Cost $27,993,474) (a) (99.39%)				28,667,732
Other Net Assets (0.61%)				163,270
Net Assets (100.00%)				$28,831,002

(a)	Aggregate cost for federal income tax purposes is $27,993,474.
At August 31, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$731,041
Unrealized depreciation	(56,783)
Net unrealized appreciation	$674,258

See accompanying notes to financial statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments	8/31/2014

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (3.13%)
	$85,934	2.125%	6/20/2034	$90,549
	144,020	1.625%	11/20/2034	149,706
Total Government National Mortgage Association (Cost $231,251)				240,255

United States Treasury Notes (96.45%)
	1,400,000	2.250%	1/31/2015	1,412,632
	1,800,000	0.375%	6/15/2015	1,804,183
	1,800,000	2.000%	1/31/2016	1,844,015
	800,000	1.500%	6/30/2016	815,297
	700,000	0.875%	1/31/2017	702,926
	800,000	2.375%	7/31/2017	832,938
Total United States Treasury Notes (Cost $7,399,363)				7,411,991

Total Investments (Cost $7,630,614) (a) (99.58%)				7,652,246
Other Net Assets (0.42%)				32,190
Net Assets (100.00%)				$7,684,436

(a)	Aggregate cost for federal income tax purposes is $7,630,614.
At August 31, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$21,645
Unrealized depreciation	(13)
Net unrealized appreciation	$21,632

The United States Treasury Trust	Portfolio of Investments	8/31/2014

Security Description	Par Value	Maturity	Value (Note 1)
United States Treasury Bills DN (b) (100.08%)
	$13,600,000	9/4/2014	$13,599,983
	7,100,000	9/11/2014	7,099,947
	12,600,000	9/18/2014	12,599,832
	13,600,000	9/25/2014	13,599,855
	6,400,000	10/16/2014	6,399,820
	12,600,000	10/23/2014	12,599,768
	7,700,000	10/30/2014	7,699,689
	13,400,000	11/6/2014	13,399,565
	11,400,000	11/13/2014	11,399,527
	10,600,000	11/20/2014	10,599,046
Total United States Treasury Bills DN (Cost $108,997,032)			108,997,032

Total Investments (Cost $108,997,032) (a) (100.08%)			108,997,032
Liabilities in Excess of Other Assets (-0.08%)			(86,824)
Net Assets (100.00%)			$108,910,208

(a)	Aggregate cost for federal income tax purposes is $108,997,032.

(b)	Discount Note. Yield to maturity is between 0.01% - 0.04%.

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments	8/31/2014

Security Description	Shares	Value (Note 1)
Common Stock (99.32%)

Basic Materials (3.21%)
Air Products & Chemicals Inc	1,615	$215,134
Airgas Inc	499	55,080
Alcoa Inc	7,435	123,495
Allegheny Technologies Inc	854	36,013
CF Industries Holdings Inc	475	122,393
Dow Chemical Co/The	8,728	467,385
Eastman Chemical Co	1,048	86,429
Ecolab Inc	1,937	222,406
EI du Pont de Nemours & Co	6,896	455,895
FMC Corp	1,102	72,886
Freeport-McMoRan Inc	6,887	250,480
International Flavors & Fragrances Inc	683	69,386
International Paper Co	3,175	153,829
LyondellBasell Industries NV	3,332	381,014
MeadWestvaco Corp	1,277	54,911
Monsanto Co	3,890	449,879
Newmont Mining Corp	3,766	102,021
Nucor Corp	2,404	130,585
PPG Industries Inc	1,051	216,359
Praxair Inc	2,168	285,200
Sherwin-Williams Co/The	628	136,973
Sigma-Aldrich Corp	928	96,512
Mosaic Co/The	2,068	98,768
United States Steel Corp	1,093	42,244
Veritiv Corp*	60	2,671
Total Basic Materials		4,327,948

Communications (11.92%)
Amazon.com Inc*	2,799	948,973
AT&T Inc	40,436	1,413,643
Cablevision Systems Corp	1,680	31,097
CBS Corp	4,379	259,631
CenturyLink Inc	4,581	187,775
Cisco Systems Inc	39,132	977,909
Comcast Corp	19,592	1,072,270
Corning Inc	11,057	230,649
DIRECTV*	4,220	364,819
Discovery Communications Inc*	1,878	82,106
Discovery Communications Inc*	1,878	80,698
eBay Inc*	8,321	461,816
Expedia Inc	689	59,185
F5 Networks Inc*	602	74,762
Facebook Inc*	12,854	961,736
Gannett Co Inc	1,702	57,460
Google Inc*	2,080	1,211,308
Google Inc*	2,080	1,188,927
Graham Holdings Co	47	33,784
Harris Corp	833	59,468
Interpublic Group of Cos Inc/The	3,241	63,297
Juniper Networks Inc	3,874	89,838
Motorola Solutions Inc	2,139	127,057
Netflix Inc*	413	197,265
News Corp*	3,745	66,006
Nielsen NV	1,879	88,294
Omnicom Group Inc	1,982	142,724
Priceline Group Inc/The*	361	449,196
Scripps Networks Interactive Inc	635	$50,616
Symantec Corp	5,172	125,576
Time Warner Cable Inc	2,282	337,576
Time Warner Inc	7,045	542,676
TripAdvisor Inc*	850	84,227
Twenty-First Century Fox Inc	14,980	530,592
VeriSign Inc*	1,159	66,150
Verizon Communications Inc	31,159	1,552,341
Viacom Inc	3,483	282,645
Walt Disney Co/The	13,185	1,185,068
Windstream Holdings Inc	4,013	45,347
Yahoo! Inc*	7,670	295,372
Total Communications		16,079,879

Consumer, Cyclical (9.27%)
AutoNation Inc*	284	15,407
AutoZone Inc*	275	148,181
Bed Bath & Beyond Inc*	1,720	110,527
Best Buy Co Inc	1,956	62,377
BorgWarner Inc	1,664	103,484
CarMax Inc*	1,689	88,504
Carnival Corp	3,334	126,292
Chipotle Mexican Grill Inc*	234	158,804
Coach Inc	2,156	79,405
Costco Wholesale Corp	3,160	382,613
CVS Caremark Corp	9,065	720,214
Darden Restaurants Inc	933	44,150
Delphi Automotive PLC	2,173	151,197
Delta Air Lines Inc	6,380	252,520
Dollar General Corp*	1,932	123,629
Dollar Tree Inc*	1,728	92,664
Family Dollar Stores Inc	713	56,919
Fastenal Co	2,014	91,194
Ford Motor Co	27,615	480,777
Fossil Group Inc*	377	38,186
GameStop Corp	908	38,318
Gap Inc/The	2,194	101,253
General Motors Co	9,809	341,353
Genuine Parts Co	1,170	102,656
Goodyear Tire & Rubber Co/The	1,847	47,967
Harley-Davidson Inc	1,765	112,183
Harman International Industries Inc	529	60,877
Hasbro Inc	950	50,022
Home Depot Inc/The	11,091	1,037,009
Johnson Controls Inc	5,136	250,688
Kohl's Corp	1,587	93,300
L Brands Inc	1,787	114,100
Lennar Corp	1,300	50,934
Lowe's Cos Inc	8,392	440,664
Macy's Inc	2,961	184,441
Marriott International Inc/DE	1,935	134,289
Mattel Inc	2,508	86,501
McDonald's Corp	7,400	693,527
Michael Kors Holdings Ltd*	1,328	106,399
Mohawk Industries Inc*	459	67,023
Newell Rubbermaid Inc	2,365	79,275
NIKE Inc	5,334	418,985
Nordstrom Inc	1,123	77,768
O'Reilly Automotive Inc*	874	136,327
PACCAR Inc	2,601	163,369
PetSmart Inc	796	$56,970
PulteGroup Inc	2,804	53,893
PVH Corp	574	67,009
Ralph Lauren Corp	449	75,971
Ross Stores Inc	1,661	125,273
Southwest Airlines Co	5,662	181,241
Staples Inc	5,524	64,520
Starbucks Corp	5,474	425,932
Starwood Hotels & Resorts Worldwide Inc	1,427	120,639
Target Corp	4,818	289,417
Tiffany & Co	950	95,893
TJX Cos Inc/The	5,416	322,847
Tractor Supply Co	1,050	70,298
Under Armour Inc*	1,210	82,716
Urban Outfitters Inc*	803	31,951
VF Corp	2,588	165,943
Walgreen Co	6,346	384,060
Wal-Mart Stores Inc	12,426	938,162
Whirlpool Corp	570	87,221
WW Grainger Inc	441	108,574
Wyndham Worldwide Corp	1,139	92,191
Wynn Resorts Ltd	526	101,455
Yum! Brands Inc	3,354	242,930
Total Consumer, Cyclical		12,501,378

Consumer, Non-Cyclical (21.84%)
Abbott Laboratories	11,424	482,550
AbbVie Inc	11,424	631,519
Actavis plc*	1,289	292,577
Aetna Inc	2,841	233,331
Alexion Pharmaceuticals Inc*	1,383	234,128
Allergan Inc/United States	2,212	362,060
Alliance Data Systems Corp*	400	105,856
Altria Group Inc	14,863	640,298
AmerisourceBergen Corp	1,851	143,249
Amgen Inc	5,671	790,424
Archer-Daniels-Midland Co	4,902	244,414
Automatic Data Processing Inc	3,564	297,523
Avery Dennison Corp	891	42,884
Avon Products Inc	3,259	45,756
Baxter International Inc	4,026	301,869
Becton Dickinson and Co	1,468	172,006
Biogen Idec Inc*	1,739	596,547
Boston Scientific Corp*	11,526	146,150
Bristol-Myers Squibb Co	12,265	621,222
Brown-Forman Corp	1,081	100,165
Campbell Soup Co	1,449	64,944
Cardinal Health Inc	2,511	185,061
CareFusion Corp*	1,546	70,977
Celgene Corp*	6,376	605,848
Cigna Corp	2,081	196,863
Cintas Corp	801	52,978
Clorox Co/The	943	83,550
Coca-Cola Co/The	28,487	1,188,478
Coca-Cola Enterprises Inc	2,036	97,280
Colgate-Palmolive Co	6,558	424,499
ConAgra Foods Inc	2,987	96,181
Constellation Brands Inc*	1,083	94,318
Covidien PLC	3,532	306,684
CR Bard Inc	610	90,548

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2014

Security Description	Shares	Value (Note 1)
DaVita HealthCare Partners Inc*	1,224	$91,408
DENTSPLY International Inc	1,160	55,338
Dr Pepper Snapple Group Inc	1,620	101,930
Edwards Lifesciences Corp*	858	85,165
Eli Lilly & Co	7,419	471,552
Equifax Inc	870	68,521
Estee Lauder Cos Inc/The	1,800	138,294
Express Scripts Holding Co*	5,973	441,584
General Mills Inc	4,683	249,979
Gilead Sciences Inc*	11,004	1,183,810
H&R Block Inc	1,994	66,859
Hershey Co/The	1,114	101,842
Hormel Foods Corp	1,064	53,924
Hospira Inc*	1,350	72,549
Humana Inc	1,191	153,329
Intuitive Surgical Inc*	285	133,953
Iron Mountain Inc	1,243	44,723
JM Smucker Co/The	823	84,440
Johnson & Johnson	20,958	2,173,973
Kellogg Co	1,816	117,986
Keurig Green Mountain Inc	971	129,454
Kimberly-Clark Corp	2,926	316,008
Kraft Foods Group Inc	4,282	252,210
Kroger Co/The	4,007	204,277
Laboratory Corp of America Holdings*	705	75,597
Lorillard Inc	2,883	172,115
MasterCard Inc	7,720	585,253
McCormick & Co Inc/MD	975	67,948
McGraw Hill Financial Inc	2,019	163,801
McKesson Corp	1,736	338,572
Mead Johnson Nutrition Co	1,560	149,136
Medtronic Inc	7,560	482,706
Merck & Co Inc	22,116	1,329,393
Molson Coors Brewing Co	1,200	88,740
Mondelez International Inc	12,847	464,933
Monster Beverage Corp*	1,129	99,815
Moody's Corp	1,498	140,168
Mylan Inc/PA*	3,101	150,709
Patterson Cos Inc	758	30,525
PepsiCo Inc	11,411	1,055,402
Perrigo Co PLC	677	100,697
Pfizer Inc	49,235	1,447,017
Philip Morris International Inc	12,281	1,051,008
Procter & Gamble Co/The	20,266	1,684,306
Quanta Services Inc*	1,601	58,180
Quest Diagnostics Inc	1,168	73,829
Regeneron Pharmaceuticals Inc*	562	196,992
Reynolds American Inc	2,525	147,637
Robert Half International Inc	1,032	51,817
Safeway Inc	1,746	60,726
St Jude Medical Inc	2,310	151,513
Stryker Corp	2,155	179,533
Sysco Corp	4,516	170,840
Tenet Healthcare Corp*	766	46,864
ADT Corp/The	1,732	63,842
Total System Services Inc	1,190	37,437
Tyson Foods Inc	2,328	88,604
UnitedHealth Group Inc	7,592	658,074
Varian Medical Systems Inc*	875	74,393
Vertex Pharmaceuticals Inc*	1,731	161,970
WellPoint Inc	2,432	$283,352
Western Union Co/The	4,688	81,899
Whole Foods Market Inc	2,358	92,292
Zimmer Holdings Inc	1,338	132,877
Zoetis Inc	3,718	131,766
Total Consumer, Non-Cyclical		29,458,123

Energy (10.23%)
Anadarko Petroleum Corp	3,750	422,588
Apache Corp	2,792	284,309
Baker Hughes Inc	3,384	233,970
Cabot Oil & Gas Corp	3,164	106,121
Cameron International Corp*	1,865	138,625
Chesapeake Energy Corp	3,818	103,850
Chevron Corp (c)	14,364	1,859,420
ConocoPhillips	8,936	725,782
Denbury Resources Inc	2,835	48,819
Devon Energy Corp	2,767	208,687
Diamond Offshore Drilling Inc	576	25,309
Ensco PLC	1,707	86,169
EOG Resources Inc	3,850	423,038
EQT Corp	1,085	107,480
Exxon Mobil Corp (c)	32,991	3,281,285
FMC Technologies Inc*	1,793	110,879
Halliburton Co	6,883	465,360
Helmerich & Payne Inc	805	84,565
Hess Corp	2,293	231,822
Kinder Morgan Inc/DE	4,655	187,410
Marathon Oil Corp	5,187	216,246
Marathon Petroleum Corp	2,489	226,524
Murphy Oil Corp	1,357	84,772
Nabors Industries Ltd	2,404	65,413
National Oilwell Varco Inc	3,192	275,885
Newfield Exploration Co*	988	44,282
Noble Corp plc	1,885	53,647
Noble Energy Inc	2,616	188,718
Occidental Petroleum Corp	5,892	611,177
ONEOK Inc	1,546	108,529
Paragon Offshore PLC*	628	5,853
Phillips 66	4,612	401,336
Pioneer Natural Resources Co	880	183,612
QEP Resources Inc	1,500	53,355
Range Resources Corp	1,202	94,465
Rowan Cos Plc	921	27,925
Schlumberger Ltd	9,690	1,062,412
Seventy Seven Energy Inc*	272	6,384
Southwestern Energy Co*	2,561	105,462
Spectra Energy Corp	4,856	202,301
Tesoro Corp	1,028	66,553
Transocean Ltd	2,519	97,359
Valero Energy Corp	4,032	218,292
Williams Cos Inc/The	4,450	264,508
Total Energy		13,800,498

Financial (16.09%)
ACE Ltd	2,500	265,825
Aflac Inc	3,445	210,972
Allstate Corp/The	3,620	222,594
American Express Co	7,257	649,864
American International Group Inc	10,870	609,372
American Tower Corp	2,860	281,996
Ameriprise Financial Inc	1,612	$202,725
Aon PLC	2,362	205,872
Apartment Investment & Management Co	1,070	36,669
Assurant Inc	596	39,783
AvalonBay Communities Inc	686	105,713
Bank of America Corp	77,978	1,254,666
Bank of New York Mellon Corp/The	8,692	340,553
BB&T Corp	5,247	195,871
Berkshire Hathaway Inc*	13,493	1,851,914
BlackRock Inc	941	311,029
Boston Properties Inc	1,078	130,891
Capital One Financial Corp	4,021	329,963
CBRE Group Inc*	2,058	65,403
Charles Schwab Corp/The	7,272	207,325
Chubb Corp/The	1,969	181,050
Cincinnati Financial Corp	1,179	56,698
Citigroup Inc	22,616	1,168,115
CME Group Inc/IL	2,250	172,238
Comerica Inc	1,331	67,003
Crown Castle International Corp	2,156	171,424
Discover Financial Services	3,788	236,258
E*TRADE Financial Corp*	1,181	26,289
Essex Property Trust Inc	463	89,567
Equity Residential	2,164	143,841
Fifth Third Bancorp	6,069	123,838
Franklin Resources Inc	3,105	175,495
General Growth Properties Inc	4,119	101,204
Genworth Financial Inc*	3,728	52,900
Goldman Sachs Group Inc/The	3,315	593,750
Hartford Financial Services Group Inc/The	2,922	108,260
HCP Inc	3,020	130,857
Health Care REIT Inc	1,873	126,577
Host Hotels & Resorts Inc	5,173	118,048
Hudson City Bancorp Inc	3,497	34,515
Huntington Bancshares Inc/OH	5,456	53,714
Intercontinental Exchange Inc	849	160,461
Invesco Ltd	3,410	139,264
JPMorgan Chase & Co	27,735	1,648,845
KeyCorp	6,704	91,241
Kimco Realty Corp	2,994	70,329
Leucadia National Corp	1,447	36,074
Lincoln National Corp	2,305	126,867
Loews Corp	2,394	104,714
M&T Bank Corp	918	113,492
Marsh & McLennan Cos Inc	4,025	213,728
MetLife Inc	7,704	421,716
Morgan Stanley	10,374	355,932
Northern Trust Corp	1,610	111,654
People's United Financial Inc	2,887	43,161
Plum Creek Timber Co Inc	1,188	48,268
PNC Financial Services Group Inc/The	3,945	334,339
Navient Corp	3,621	64,961
Principal Financial Group Inc	2,041	110,806
Progressive Corp/The	4,123	103,157
Prologis Inc	3,315	135,716
Prudential Financial Inc	3,541	317,628
Public Storage	1,035	181,311

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2014

Security Description	Shares	Value (Note 1)
Regions Financial Corp	9,066	$92,020
Simon Property Group Inc	2,175	369,815
State Street Corp	3,525	253,906
SunTrust Banks Inc	3,809	145,047
T Rowe Price Group Inc	1,965	159,155
Macerich Co/The	1,011	66,008
NASDAQ OMX Group Inc/The	1,127	48,991
Torchmark Corp	1,176	64,151
Travelers Cos Inc/The	2,855	270,397
Unum Group	2,266	82,188
US Bancorp/MN	13,884	587,015
Ventas Inc	2,081	136,888
Visa Inc	3,845	817,139
Vornado Realty Trust	1,244	131,702
Wells Fargo & Co (c)	36,145	1,859,298
Weyerhaeuser Co	3,870	131,387
XL Group PLC	2,249	76,871
Zions Bancorporation	1,054	30,714
Total Financial		21,706,997

Industrial (10.30%)
3M Co	4,679	673,776
Agilent Technologies Inc	2,633	150,502
Allegion PLC	703	36,155
AMETEK Inc	1,816	96,139
Amphenol Corp	1,186	122,170
Ball Corp	1,134	72,689
Bemis Co Inc	906	36,910
Boeing Co/The	4,978	631,210
Caterpillar Inc	4,752	518,301
CH Robinson Worldwide Inc	1,280	87,373
CSX Corp	7,645	236,307
Cummins Inc	1,302	188,933
Danaher Corp	4,166	319,157
Deere & Co	2,919	245,459
Dover Corp	1,334	117,219
Eaton Corp PLC	3,484	243,218
Emerson Electric Co	5,336	341,611
Expeditors International of Washington Inc	1,549	63,974
FedEx Corp	2,148	317,646
FLIR Systems Inc	1,158	39,129
Flowserve Corp	1,128	85,604
Fluor Corp	1,298	95,909
Garmin Ltd	806	43,790
General Dynamics Corp	2,440	300,730
General Electric Co	76,880	1,997,342
Honeywell International Inc	5,633	536,431
Illinois Tool Works Inc	3,173	279,890
Ingersoll-Rand PLC	2,109	126,962
Jabil Circuit Inc	1,699	36,664
Jacobs Engineering Group Inc*	1,000	53,910
Joy Global Inc	784	49,510
Kansas City Southern	811	93,557
L-3 Communications Holdings Inc	719	79,054
Leggett & Platt Inc	1,017	35,687
Lockheed Martin Corp	1,981	344,694
Masco Corp	2,627	61,656
Norfolk Southern Corp	2,398	256,586
Northrop Grumman Corp	1,818	231,286
Owens-Illinois Inc*	1,395	$42,952
Pall Corp	838	70,702
Parker-Hannifin Corp	1,096	126,588
Pentair PLC	1,542	104,964
PerkinElmer Inc	1,021	45,792
Precision Castparts Corp	1,073	261,876
Raytheon Co	2,443	235,359
Republic Services Inc	2,203	86,644
Rockwell Automation Inc	1,085	126,522
Rockwell Collins Inc	1,079	83,061
Roper Industries Inc	694	104,489
Ryder System Inc	477	43,092
Sealed Air Corp	1,582	57,110
Snap-on Inc	424	52,979
Stanley Black & Decker Inc	1,237	113,186
Stericycle Inc*	642	76,302
TE Connectivity Ltd	3,236	202,832
Textron Inc	2,069	78,622
Thermo Fisher Scientific Inc	2,658	319,518
Tyco International Ltd	3,464	154,564
Union Pacific Corp	6,976	734,364
United Parcel Service Inc	5,289	514,778
United Technologies Corp	6,172	666,453
Vulcan Materials Co	956	60,591
Waste Management Inc	3,352	157,443
Waters Corp*	682	70,539
Xylem Inc/NY	1,498	55,815
Total Industrial		13,894,277

Technology (13.58%)
Accenture PLC	4,670	378,550
Adobe Systems Inc*	3,587	257,905
Akamai Technologies Inc*	1,400	84,588
Altera Corp	2,432	85,947
Analog Devices Inc	2,227	113,844
Apple Inc (c)	47,292	4,847,431
Applied Materials Inc	9,105	210,371
Autodesk Inc*	1,669	89,525
Avago Technologies Ltd	1,878	154,165
Broadcom Corp	3,543	139,523
CA Inc	2,646	74,723
Cerner Corp*	2,120	122,239
Citrix Systems Inc*	1,348	94,710
Cognizant Technology Solutions Corp*	4,408	201,578
Computer Sciences Corp	1,256	75,096
Dun & Bradstreet Corp/The	396	46,482
Electronic Arts Inc*	2,629	99,481
EMC Corp/MA	14,917	440,499
Fidelity National Information Services Inc	1,851	105,044
First Solar Inc*	370	25,782
Fiserv Inc*	2,114	136,290
Hewlett-Packard Co	14,359	545,642
Intel Corp	36,299	1,267,561
International Business Machines Corp	7,714	1,483,403
Intuit Inc	2,031	168,939
KLA-Tencor Corp	1,304	99,652
Lam Research Corp	1,341	96,431
Linear Technology Corp	1,694	76,416
Microchip Technology Inc	1,401	68,411
Micron Technology Inc*	6,485	211,411
Microsoft Corp	56,836	$2,582,060
NetApp Inc	2,586	109,026
NVIDIA Corp	4,572	88,925
Oracle Corp	27,191	1,129,243
Paychex Inc	2,454	102,209
Pitney Bowes Inc	1,820	49,249
QUALCOMM Inc	12,533	953,762
Red Hat Inc*	1,433	87,298
salesforce.com inc*	3,760	222,178
SanDisk Corp	1,741	170,548
Seagate Technology PLC	2,601	162,771
Teradata Corp*	1,256	57,362
Texas Instruments Inc	8,319	400,809
Western Digital Corp	1,637	168,627
Xerox Corp	10,310	142,381
Xilinx Inc	2,112	89,232
Total Technology		18,317,319

Utilities (2.88%)
AES Corp/VA	4,674	70,951
AGL Resources Inc	850	45,314
Ameren Corp	1,808	72,302
American Electric Power Co Inc	3,645	195,737
CenterPoint Energy Inc	2,979	73,998
CMS Energy Corp	2,062	62,973
CONSOL Energy Inc	1,500	60,420
Consolidated Edison Inc	2,227	128,921
Dominion Resources Inc/VA	4,251	298,505
DTE Energy Co	1,258	98,439
Duke Energy Corp	5,180	383,268
Edison International	2,433	143,888
Entergy Corp	1,304	100,943
Exelon Corp	6,183	206,636
FirstEnergy Corp	3,123	106,932
Integrys Energy Group Inc	615	41,752
NextEra Energy Inc	3,154	310,511
NiSource Inc	2,050	81,324
Northeast Utilities	2,274	104,354
NRG Energy Inc	1,956	60,206
Pepco Holdings Inc	1,700	46,852
PG&E Corp	2,830	131,538
Pinnacle West Capital Corp	806	45,902
PPL Corp	4,208	145,723
Public Service Enterprise Group Inc	3,861	144,363
SCANA Corp	845	43,889
Sempra Energy	1,653	175,168
Southern Co/The	6,412	284,693
TECO Energy Inc	1,498	27,114
Wisconsin Energy Corp	1,695	76,834
Xcel Energy Inc	3,728	119,482
Total Utilities		3,888,932

Total Common Stock (Cost $61,921,345)		133,975,351

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2014

Security Description	Par Value	Value (Note 1)
Short-Term Investments (0.37%)

United States Treasury Bills (0.37%)
United States Treasury Bill 11/6/2014, DN	$500,000	$499,991
Total United States Treasury Bills		499,991

Total Short-Term Investments (Cost $499,991)		499,991

Total Investments (Cost $62,421,336) (a) (99.69%)		134,475,342
Other Net Assets (0.31%)		414,671
Net Assets (100.00%)		$134,890,013

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $62,887,289.

At August 31, 2014, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$75,084,213
Unrealized depreciation	(3,496,160)
Net unrealized appreciation	$71,588,053

(b)	Futures contracts at August 31, 2014:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-mini	Notional Value	Unrealized Appreciation
9 / SEPT 2014 / Long / CME	$900,630	$18,668

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts. (Note 1)

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments	8/31/2014

Security Description	Shares	Value (Note 1)
Common Stock (100.02%)

Basic Materials (5.17%)
Albemarle Corp	8,907	$566,307
Ashland Inc	7,874	844,250
Cabot Corp	6,690	366,478
Carpenter Technology Corp	4,953	271,078
Cliffs Natural Resources Inc	16,700	251,668
Commercial Metals Co	13,024	225,055
Compass Minerals International Inc	3,720	331,340
Cytec Industries Inc	3,993	411,439
Domtar Corp	7,146	266,474
Minerals Technologies Inc	3,794	237,580
NewMarket Corp	1,215	494,371
Olin Corp	8,903	242,963
PolyOne Corp	10,300	403,966
Rayonier Advanced Materials Inc*	4,598	152,700
Reliance Steel & Aluminum Co	8,455	591,174
Royal Gold Inc	7,212	560,733
RPM International Inc	14,789	697,006
Sensient Technologies Corp	5,551	311,467
Steel Dynamics Inc	24,679	573,540
United States Steel Corp	15,878	613,685
Valspar Corp/The	8,823	712,545
Total Basic Materials		9,125,819

Communications (4.76%)
ADTRAN Inc	6,372	147,066
AMC Networks Inc*	6,477	405,298
AOL Inc*	8,577	370,698
ARRIS Group Inc*	13,092	400,746
Ciena Corp*	11,260	232,969
Conversant Inc*	6,868	189,145
Equinix Inc* (c)	5,418	1,182,532
FactSet Research Systems Inc	4,413	562,216
Fortinet Inc*	14,900	384,569
InterDigital Inc/PA	4,569	202,727
JDS Uniphase Corp*	25,400	293,370
John Wiley & Sons Inc	5,304	317,975
Lamar Advertising Co	6,194	325,061
Meredith Corp	4,188	195,077
NeuStar Inc*	7,045	207,757
New York Times Co/The	14,132	174,954
Plantronics Inc	4,730	225,763
Polycom Inc*	15,558	206,144
Rackspace Hosting Inc*	11,802	408,349
RF Micro Devices Inc*	31,124	388,116
Telephone & Data Systems Inc	10,876	286,474
TIBCO Software Inc*	16,721	348,466
Time Inc*	12,244	287,489
tw telecom inc*	15,944	654,262
Total Communications		8,397,223

Consumer, Cyclical (13.29%)
Abercrombie & Fitch Co	7,000	292,600
Advance Auto Parts Inc (c)	7,972	1,087,540
Alaska Air Group Inc	15,282	708,168
American Eagle Outfitters Inc	18,564	261,381
ANN INC*	5,016	207,863
Arrow Electronics Inc*	10,966	682,634
Ascena Retail Group Inc*	13,851	$240,869
Bally Technologies Inc*	4,296	340,630
Big Lots Inc	6,439	298,448
Brinker International Inc	7,249	354,476
Brunswick Corp/DE	9,700	417,100
Cabela's Inc*	5,184	316,328
Carter's Inc	5,772	477,806
Cheesecake Factory Inc/The	5,614	252,349
Chico's FAS Inc	17,603	278,127
Church & Dwight Co Inc (c)	15,349	1,047,416
Cinemark Holdings Inc	11,452	404,141
Copart Inc*	12,028	414,124
CST Brands Inc	6,833	238,062
Deckers Outdoor Corp*	3,826	352,910
Dick's Sporting Goods Inc	10,881	490,407
Domino's Pizza Inc	6,091	459,566
DreamWorks Animation SKG Inc*	7,962	173,850
Foot Locker Inc	16,254	912,012
Guess? Inc	6,504	152,454
Hanesbrands Inc	10,991	1,128,556
Herman Miller Inc	6,532	194,131
HNI Corp	5,210	197,511
HSN Inc	3,670	222,365
Ingram Micro Inc*	16,911	487,544
International Game Technology	27,104	456,973
International Speedway Corp	2,835	94,944
JC Penney Co Inc*	33,300	359,640
JetBlue Airways Corp*	23,748	290,438
Kate Spade & Co*	13,235	428,020
KB Home	8,392	148,958
Life Time Fitness Inc*	4,500	207,450
LKQ Corp*	33,184	942,426
MDC Holdings Inc	4,359	126,455
MSC Industrial Direct Co Inc	5,190	467,827
NVR Inc*	466	546,707
Office Depot Inc*	53,398	273,398
Oshkosh Corp	9,717	482,741
Owens & Minor Inc	7,028	241,763
Panera Bread Co*	3,067	459,866
Polaris Industries Inc	7,009	1,018,968
Signet Jewelers Ltd	8,814	1,038,906
Tempur Sealy International Inc*	6,696	391,850
Wendy's Co/The	31,636	257,833
Thor Industries Inc	4,882	262,212
Toll Brothers Inc*	16,521	587,982
Watsco Inc	2,947	272,568
Williams-Sonoma Inc	9,740	640,600
World Fuel Services Corp	8,017	355,794
Total Consumer, Cyclical		23,445,687

Consumer, Non-Cyclical (17.70%)
Aaron's Inc	7,927	203,090
Apollo Education Group Inc*	10,900	302,693
Aqua America Inc	19,558	489,146
Bio-Rad Laboratories Inc*	2,287	275,035
Charles River Laboratories International Inc*	5,512	325,759
Align Technology Inc*	7,690	418,797
Civeo Corp	11,568	293,943
Community Health Systems Inc*	12,212	662,867
Convergys Corp	11,819	$226,925
Cooper Cos Inc/The	5,437	886,394
CoreLogic Inc/United States*	10,465	295,846
Corporate Executive Board Co/The	3,677	242,388
Covance Inc*	6,194	513,483
Cubist Pharmaceuticals Inc*	8,100	559,143
Dean Foods Co	10,340	167,301
Deluxe Corp	5,515	328,418
DeVry Education Group Inc	6,489	278,573
Endo International PLC* (c)	15,371	979,286
Flowers Foods Inc	19,077	373,528
FTI Consulting Inc*	4,461	165,503
Gartner Inc*	10,261	765,368
Global Payments Inc	8,273	601,613
Hain Celestial Group Inc/The*	5,100	501,636
Health Net Inc/CA*	8,800	415,360
Henry Schein Inc* (c)	9,467	1,133,105
Hill-Rom Holdings Inc	6,700	293,527
HMS Holdings Corp*	9,885	225,971
Hologic Inc*	29,720	739,136
IDEXX Laboratories Inc*	5,751	712,951
Ingredion Inc	8,585	684,740
Jarden Corp*	13,166	787,195
Lancaster Colony Corp	2,241	198,127
Leidos Holdings Inc	8,000	301,200
LifePoint Hospitals Inc*	5,222	390,606
Live Nation Entertainment Inc*	15,616	342,927
Manpowergroup Inc	8,549	663,231
MEDNAX Inc*	11,064	633,414
Omnicare Inc	11,325	722,195
Post Holdings Inc*	4,823	178,306
Rent-A-Center Inc/TX	5,843	162,786
ResMed Inc	15,549	824,874
Rollins Inc	7,035	209,291
RR Donnelley & Sons Co	20,054	354,354
Salix Pharmaceuticals Ltd*	6,800	1,081,948
Scotts Miracle-Gro Co/The	4,332	250,086
SEI Investments Co	15,223	576,876
Service Corp International/US	23,444	519,753
Sirona Dental Systems Inc*	5,929	483,273
Sotheby's	7,605	310,360
STERIS Corp	6,492	365,435
SUPERVALU Inc*	22,173	211,752
Techne Corp	3,629	346,642
Teleflex Inc	4,591	502,623
Thoratec Corp*	6,583	164,575
Tootsie Roll Industries Inc	2,455	69,354
Towers Watson & Co	7,019	769,493
Tupperware Brands Corp	5,660	414,652
United Natural Foods Inc*	5,481	352,373
United Rentals Inc*	10,211	1,201,325
United Therapeutics Corp*	5,027	592,331
Universal Corp/VA	2,699	142,399
Universal Health Services Inc	9,915	1,134,673
VCA Inc*	10,077	410,638
WellCare Health Plans Inc*	4,828	317,972
WEX Inc*	4,359	495,400
WhiteWave Foods Co/The*	19,080	668,182
Total Consumer, Non-Cyclical		31,212,146

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/2014

Security Description	Shares	Value (Note 1)
Energy (5.19%)
Atwood Oceanics Inc*	6,341	$313,309
Bill Barrett Corp*	5,594	127,375
CARBO Ceramics Inc	2,183	234,869
Dresser-Rand Group Inc*	8,514	590,020
Dril-Quip Inc*	4,000	405,880
Energen Corp	7,905	636,194
Gulfport Energy Corp*	9,200	538,200
Helix Energy Solutions Group Inc*	11,005	300,657
HollyFrontier Corp (c)	21,876	1,094,456
Murphy USA Inc*	4,900	266,903
NOW Inc*	11,700	386,451
Oceaneering International Inc	11,843	823,799
Oil States International Inc*	5,784	373,357
Patterson-UTI Energy Inc	16,231	560,619
Rosetta Resources Inc*	6,633	331,650
SM Energy Co	7,223	643,136
Superior Energy Services Inc	17,756	636,375
Unit Corp*	4,812	316,678
WPX Energy Inc*	21,637	575,977
Total Energy		9,155,905

Financial (21.38%)
Alexander & Baldwin Inc	4,846	198,201
Alexandria Real Estate Equities Inc	7,824	618,565
Alleghany Corp*	1,872	807,075
American Campus Communities Inc	11,580	457,526
American Financial Group Inc/OH	7,790	467,166
Arthur J Gallagher & Co	17,238	814,151
Aspen Insurance Holdings Ltd	7,390	314,223
Associated Banc-Corp	18,655	339,148
Astoria Financial Corp	9,437	123,342
BancorpSouth Inc	8,709	184,370
Bank of Hawaii Corp	4,881	283,342
BioMed Realty Trust Inc	20,484	459,866
Brown & Brown Inc	13,083	426,767
Camden Property Trust	9,399	703,421
Cathay General Bancorp	8,233	214,387
CBOE Holdings Inc	9,691	513,865
City National Corp/CA	5,275	400,267
Commerce Bancshares Inc/MO	8,988	414,616
Corporate Office Properties Trust	8,366	237,427
Corrections Corp of America	12,610	449,420
Cullen/Frost Bankers Inc	5,736	450,850
Duke Realty Corp	35,779	665,489
East West Bancorp Inc	15,073	525,143
Equity One Inc	6,724	158,686
Eaton Vance Corp	13,027	510,137
Everest Re Group Ltd	5,322	871,956
Extra Space Storage Inc	11,372	599,304
Federal Realty Investment Trust	7,174	895,173
Federated Investors Inc	10,454	320,833
First American Financial Corp	11,880	336,798
First Horizon National Corp	26,300	319,808
First Niagara Financial Group Inc	39,152	340,622
FirstMerit Corp	18,369	316,590
Fulton Financial Corp	21,215	$244,715
Hancock Holding Co	8,985	298,661
Hanover Insurance Group Inc/The	4,957	314,522
HCC Insurance Holdings Inc	10,957	549,384
Highwoods Properties Inc	8,187	348,357
Home Properties Inc	5,450	349,999
Hospitality Properties Trust	15,309	450,544
International Bancshares Corp	5,988	157,844
Janus Capital Group Inc	16,386	199,090
Jones Lang LaSalle Inc	4,915	656,693
Kemper Corp	5,832	211,993
Kilroy Realty Corp	8,334	527,126
LaSalle Hotel Properties	11,418	417,328
Liberty Property Trust	16,207	574,052
Mack-Cali Realty Corp	9,381	198,314
Mercury General Corp	4,206	215,473
Mid-America Apartment Communities Inc	8,200	593,024
National Retail Properties Inc	12,882	478,437
New York Community Bancorp Inc	48,901	779,971
Old Republic International Corp	27,132	416,476
Omega Healthcare Investors Inc	12,220	460,327
PacWest Bancorp	10,246	429,717
Potlatch Corp	4,670	199,316
Primerica Inc	5,087	256,029
Prosperity Bancshares Inc	6,580	397,432
Protective Life Corp	8,692	603,225
Raymond James Financial Inc	12,563	686,442
Rayonier Inc	13,795	472,755
Realty Income Corp	24,299	1,086,652
Regency Centers Corp	10,132	578,942
Reinsurance Group of America Inc	7,770	644,755
RenaissanceRe Holdings Ltd	4,766	487,991
SLM Corp	46,700	413,762
Senior Housing Properties Trust	22,355	521,542
Signature Bank/New York NY*	5,202	616,229
SL Green Realty Corp (c)	9,801	1,071,740
StanCorp Financial Group Inc	4,861	318,493
SVB Financial Group*	4,916	547,249
Synovus Financial Corp	12,752	307,961
Taubman Centers Inc	7,046	536,694
TCF Financial Corp	17,806	281,335
Trustmark Corp	6,874	163,154
UDR Inc	27,446	821,185
Umpqua Holdings Corp	18,600	324,942
Valley National Bancorp	22,192	221,920
Waddell & Reed Financial Inc	9,381	511,265
Washington Federal Inc	11,329	246,406
Washington Prime Group Inc	17,100	333,792
Webster Financial Corp	10,000	295,000
Weingarten Realty Investors	12,545	429,290
Westamerica Bancorporation	3,016	145,884
WR Berkley Corp	12,235	591,562
Total Financial		37,723,525

Industrial (18.68%)
Acuity Brands Inc	4,744	587,687
AECOM Technology Corp*	11,034	417,527
AGCO Corp	9,909	$483,956
Alliant Techsystems Inc	3,505	441,630
AO Smith Corp	8,500	417,180
AptarGroup Inc	7,255	465,408
Avnet Inc	15,236	678,154
B/E Aerospace Inc*	10,782	913,667
Belden Inc	4,784	349,567
Carlisle Cos Inc	7,093	588,010
CLARCOR Inc	5,663	357,958
Clean Harbors Inc*	5,336	323,041
Con-way Inc	6,247	320,159
Crane Co	5,467	380,449
Donaldson Co Inc	14,982	627,147
Eagle Materials Inc	5,215	531,461
Energizer Holdings Inc	6,884	836,544
Esterline Technologies Corp*	3,453	404,795
Exelis Inc	20,612	354,320
FEI Co	4,529	380,617
Fortune Brands Home & Security Inc	18,084	781,410
GATX Corp	5,208	345,134
Genesee & Wyoming Inc*	5,497	540,520
Gentex Corp/MI	15,790	466,595
Graco Inc	6,743	518,267
Granite Construction Inc	3,874	136,636
Greif Inc	3,373	161,533
Harsco Corp	8,829	213,662
Hubbell Inc	6,006	726,125
Huntington Ingalls Industries Inc	5,449	556,397
IDEX Corp	8,949	688,536
Itron Inc*	4,487	189,441
ITT Corp	9,884	473,048
JB Hunt Transport Services Inc	10,154	767,135
KBR Inc	16,199	356,702
Kennametal Inc	8,521	381,826
Kirby Corp*	6,292	750,573
Knowles Corp*	9,300	306,156
Landstar System Inc	5,002	339,461
Lennox International Inc	5,028	421,145
Lincoln Electric Holdings Inc	8,998	639,758
Louisiana-Pacific Corp*	15,807	225,566
MSA Safety Inc	3,472	192,210
Mettler-Toledo International Inc*	3,277	886,362
National Instruments Corp	10,469	347,047
Nordson Corp	6,303	510,921
Old Dominion Freight Line Inc*	7,485	499,025
Packaging Corp of America	10,873	739,255
Regal-Beloit Corp	4,674	332,181
Rock-Tenn Co	15,908	782,037
Silgan Holdings Inc	5,028	253,160
Sonoco Products Co	10,991	452,390
SPX Corp	4,961	516,192
Tech Data Corp*	4,245	286,538
Terex Corp	12,371	462,799
Tidewater Inc	5,485	279,022
Timken Co/The	8,842	400,454
TimkenSteel Corp	4,421	211,235
Trimble Navigation Ltd* (c)	28,034	932,411
Trinity Industries Inc	17,208	832,523
Triumph Group Inc	5,614	389,443

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/2014

Security Description	Shares	Value (Note 1)
URS Corp	8,197	$496,574
Valmont Industries Inc	2,476	348,497
Vishay Intertechnology Inc	14,822	237,152
Wabtec Corp/DE	10,710	892,786
Waste Connections Inc	13,516	663,095
Werner Enterprises Inc	5,007	124,674
Woodward Inc	6,767	353,440
Worthington Industries Inc	5,873	237,504
Zebra Technologies Corp*	5,658	441,494
Total Industrial		32,945,324

Technology (9.43%)
3D Systems Corp*	10,164	543,876
ACI Worldwide Inc*	13,242	257,822
Acxiom Corp*	8,198	152,032
Advanced Micro Devices Inc*	67,000	279,390
Advent Software Inc	3,719	120,161
Allscripts Healthcare Solutions Inc*	17,347	256,302
ANSYS Inc*	10,118	822,593
Atmel Corp*	46,803	414,675
Broadridge Financial Solutions Inc	13,033	554,423
Cadence Design Systems Inc*	30,869	544,529
CommVault Systems Inc*	4,696	258,937
Compuware Corp	23,604	220,697
Concur Technologies Inc*	5,070	508,927
Cree Inc*	13,021	593,237
Cypress Semiconductor Corp	14,914	164,800
Diebold Inc	7,043	267,423
DST Systems Inc	3,297	305,995
Fair Isaac Corp	3,805	221,337
Fairchild Semiconductor International Inc*	14,192	249,070
Informatica Corp*	12,097	411,963
Integrated Device Technology Inc*	15,931	262,065
International Rectifier Corp*	8,025	316,185
Intersil Corp	14,892	224,050
Jack Henry & Associates Inc	9,333	539,541
Lexmark International Inc	7,026	355,235
Mentor Graphics Corp	10,846	236,551
MICROS Systems Inc*	8,385	569,928
MSCI Inc*	13,351	616,015
NCR Corp*	17,836	609,278
PTC Inc*	13,086	506,297
Riverbed Technology Inc*	18,171	342,342
Rovi Corp*	11,545	267,036
Science Applications International Corp	4,600	212,152
Semtech Corp*	7,334	191,087
Silicon Laboratories Inc*	4,321	195,871
Skyworks Solutions Inc	20,550	1,164,363
SolarWinds Inc*	6,842	292,769
Solera Holdings Inc	7,649	466,283
SunEdison Inc*	26,786	590,096
Synopsys Inc*	16,656	681,230
Teradyne Inc	20,500	422,095
VeriFone Systems Inc*	11,989	418,656
Total Technology		16,627,314

Utilities (4.42%)
Alliant Energy Corp	12,144	$710,303
Atmos Energy Corp	10,165	513,942
Black Hills Corp	4,587	246,460
Cleco Corp	6,853	386,646
Great Plains Energy Inc	17,219	442,012
Hawaiian Electric Industries Inc	10,833	275,050
IDACORP Inc	5,627	319,163
MDU Resources Group Inc	20,669	647,146
National Fuel Gas Co	9,152	699,579
OGE Energy Corp	21,712	814,634
ONE Gas Inc	5,500	205,865
PNM Resources Inc	8,974	235,209
Questar Corp	19,444	457,128
UGI Corp	12,786	677,403
Vectren Corp	9,231	380,594
Westar Energy Inc	13,837	511,000
WGL Holdings Inc	5,737	249,502
Total Utilities		7,771,636

Total Common Stock (Cost $98,664,742)		176,404,579

Total Investments (Cost $98,664,742) (a) (100.02%)		176,404,579
Liabilities in Excess of Other Assets (-0.02%)		(29,288)
Net Assets (100.00%)		$176,375,291

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $98,895,129.

At August 31, 2014, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$79,452,718
Unrealized depreciation	(1,943,268)
Net unrealized appreciation	$77,509,450

(b)	Futures contracts at August 31, 2014:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Value	Unrealized Appreciation
2 / SEPT 2014 / Long / CME	$287,420	$280

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts. (Note 1)

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments	8/31/2014

Security Description	Shares	Value (Note 1)
Common Stock (99.22%)

Basic Materials (4.77%)
AK Steel Holding Corp*	10,905	$119,083
Aceto Corp	2,128	40,900
American Vanguard Corp	1,690	22,714
Balchem Corp	2,418	124,382
Century Aluminum Co*	4,083	101,993
Clearwater Paper Corp*	1,654	114,457
Deltic Timber Corp	890	58,954
Globe Specialty Metals Inc	5,105	104,857
Hawkins Inc	618	22,742
HB Fuller Co	3,993	187,831
Innophos Holdings Inc	1,783	103,681
Kaiser Aluminum Corp	1,409	113,495
KapStone Paper and Packaging Corp*	6,415	197,197
Kraton Performance Polymers Inc*	2,597	52,797
Materion Corp	1,549	50,544
Neenah Paper Inc	1,306	71,399
OM Group Inc	2,552	67,883
PH Glatfelter Co	3,442	85,809
Quaker Chemical Corp	1,053	82,134
A Schulman Inc	2,273	88,261
Schweitzer-Mauduit International Inc	2,492	106,757
Stepan Co	1,428	68,958
Stillwater Mining Co*	9,544	177,137
US Silica Holdings Inc	4,272	306,772
Wausau Paper Corp	3,969	36,197
Zep Inc	1,706	27,091
Total Basic Materials		2,534,025

Communications (3.30%)
Anixter International Inc	2,129	189,971
Atlantic Tele-Network Inc	792	46,443
Black Box Corp	1,103	26,086
Blucora Inc*	3,365	52,427
CalAmp Corp*	2,670	51,478
Cincinnati Bell Inc*	16,654	61,120
comScore Inc*	2,564	98,227
Comtech Telecommunications Corp	1,983	75,433
Dice Holdings Inc*	3,715	31,540
8x8 Inc*	6,124	47,583
EW Scripps Co/The*	2,319	43,968
FTD Cos Inc*	1,338	44,315
General Communication Inc*	2,942	33,068
Harmonic Inc*	8,338	54,781
Harte-Hanks Inc	3,096	21,703
HealthStream Inc*	1,640	42,574
Ixia*	4,496	43,252
Liquidity Services Inc*	1,721	26,228
LogMeIn Inc*	1,815	76,738
Lumos Networks Corp	1,433	20,965
NETGEAR Inc*	2,909	96,637
NIC Inc	4,493	84,199
NTELOS Holdings Corp	906	11,950
Oplink Communications Inc	1,360	26,275
Perficient Inc*	2,489	42,861
Procera Networks Inc*	1,380	14,200
QuinStreet Inc*	1,826	8,747
Scholastic Corp	1,985	$69,554
Sizmek Inc*	1,808	15,910
Spok Holdings Inc	1,400	20,720
Stamps.com Inc*	1,100	37,026
VASCO Data Security International Inc*	2,046	30,219
ViaSat Inc*	3,352	190,863
XO Group Inc*	1,600	18,736
Total Communications		1,755,797

Consumer, Cyclical (15.32%)
Allegiant Travel Co	1,121	137,726
American Woodmark Corp*	923	36,200
Arctic Cat Inc	1,013	37,501
Barnes & Noble Inc*	2,792	66,617
Big 5 Sporting Goods Corp	1,300	13,260
Biglari Holdings Inc*	103	37,013
BJ's Restaurants Inc*	1,990	74,167
Biglari Holdings Inc*	103	2,272
Blue Nile Inc*	1,051	29,848
Boyd Gaming Corp*	6,021	64,124
Brown Shoe Co Inc	3,087	92,116
Buckle Inc/The	2,109	103,721
Buffalo Wild Wings Inc* (c)	1,500	221,625
Callaway Golf Co	6,171	46,961
Casey's General Stores Inc (c)	3,031	217,292
Cash America International Inc	2,136	95,351
Cato Corp/The	2,147	74,437
Children's Place Inc/The	1,875	100,800
Christopher & Banks Corp*	2,906	27,810
Cracker Barrel Old Country Store Inc	1,900	190,779
Crocs Inc*	6,649	102,727
Daktronics Inc	2,848	37,480
DTS Inc/CA*	1,151	27,497
DineEquity Inc	1,291	107,411
Dorman Products Inc*	2,417	108,354
Ethan Allen Interiors Inc	1,913	48,265
Ezcorp Inc*	4,078	43,349
First Cash Financial Services Inc*	2,306	133,195
Francesca's Holdings Corp*	3,184	44,576
Fred's Inc	2,610	37,140
G&K Services Inc	1,592	88,977
G-III Apparel Group Ltd*	1,270	104,826
Genesco Inc*	1,901	150,749
Group 1 Automotive Inc	1,718	137,715
Haverty Furniture Cos Inc	1,506	35,045
Hibbett Sports Inc*	2,017	91,632
Iconix Brand Group Inc*	5,255	218,766
Interface Inc	4,469	76,107
Interval Leisure Group Inc	2,925	63,239
iRobot Corp*	2,156	69,919
Jack in the Box Inc	3,444	204,746
JAKKS Pacific Inc*	1,604	10,875
Kirkland's Inc*	1,134	20,219
La-Z-Boy Inc	4,175	89,095
Lithia Motors Inc	1,798	157,181
Lumber Liquidators Holdings Inc*	2,192	125,426
M/I Homes Inc*	1,832	41,696
Marcus Corp/The	1,435	26,131
MarineMax Inc*	1,746	30,136
Marriott Vacations Worldwide Corp*	2,289	$136,402
Men's Wearhouse Inc/The	3,812	205,962
Meritage Homes Corp*	2,930	120,921
Monarch Casino & Resort Inc*	600	7,632
Movado Group Inc	1,360	50,497
Multimedia Games Holding Co Inc*	2,361	65,659
MWI Veterinary Supply Inc*	1,025	145,601
Oxford Industries Inc	1,152	70,652
Papa John's International Inc	2,528	100,109
Pep Boys-Manny Moe & Jack/The*	3,995	44,424
Perry Ellis International Inc*	700	14,049
PetMed Express Inc	1,300	18,304
Pinnacle Entertainment Inc*	4,723	118,028
Pool Corp	3,525	199,727
Quiksilver Inc*	9,389	27,322
Red Robin Gourmet Burgers Inc*	1,127	59,844
Regis Corp	3,353	50,664
Ruby Tuesday Inc*	4,509	27,821
Ruth's Hospitality Group Inc	2,518	28,076
Ryland Group Inc/The	3,717	137,901
ScanSource Inc*	2,274	87,685
Scientific Games Corp*	3,874	39,321
Select Comfort Corp*	4,369	97,735
Skechers U.S.A. Inc*	3,163	184,624
SkyWest Inc	4,099	36,768
Sonic Automotive Inc	2,552	63,034
Sonic Corp*	4,191	88,472
Spartan Motors Inc	1,900	9,918
Stage Stores Inc	2,706	47,274
Standard Motor Products Inc	1,648	61,981
Standard Pacific Corp*	11,967	100,164
Stein Mart Inc	2,099	26,133
Steven Madden Ltd*	4,639	157,680
Superior Industries International Inc	1,678	32,637
Texas Roadhouse Inc	4,745	126,170
Finish Line Inc/The	3,854	114,194
Titan International Inc	4,028	58,406
Toro Co/The (c)	4,500	276,885
Tuesday Morning Corp*	2,971	52,230
UniFirst Corp/MA	1,214	117,697
United Stationers Inc	3,342	135,852
Universal Electronics Inc*	1,149	62,816
Vitamin Shoppe Inc*	2,435	95,428
VOXX International Corp*	1,050	10,395
Winnebago Industries Inc*	2,101	51,958
Wolverine World Wide Inc	8,043	213,622
Zumiez Inc*	1,661	53,733
Total Consumer, Cyclical		8,134,501

Consumer, Non-Cyclical (17.40%)
Abaxis Inc	1,625	77,594
ABIOMED Inc*	2,827	73,643
ABM Industries Inc	4,145	110,257
Albany Molecular Research Inc*	1,488	29,462
Acorda Therapeutics Inc*	3,296	107,384
Affymetrix Inc*	5,782	50,130
Air Methods Corp*	2,808	164,717

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2014

Security Description	Shares	Value (Note 1)
Akorn Inc*	5,721	$223,233
Alliance One International Inc*	4,676	10,381
Almost Family Inc*	422	11,808
Amedisys Inc*	2,589	54,162
American Public Education Inc*	1,343	40,773
American States Water Co	3,091	99,839
AMN Healthcare Services Inc*	3,698	55,914
Amsurg Corp*	2,591	139,370
Analogic Corp	900	64,980
Andersons Inc/The	2,002	137,678
Anika Therapeutics Inc*	871	36,582
Annie's Inc*	1,356	43,243
B&G Foods Inc	4,280	129,256
Bio-Reference Laboratories Inc*	1,853	53,830
Blyth Inc	708	4,687
Boston Beer Co Inc/The*	706	156,012
Calavo Growers Inc	973	37,898
Cal-Maine Foods Inc	1,124	88,920
Cambrex Corp*	2,432	53,309
Cantel Medical Corp	2,500	91,175
Capella Education Co	1,176	76,569
Cardtronics Inc*	3,379	119,955
Career Education Corp*	3,636	19,962
CDI Corp	1,083	16,429
Centene Corp* (c)	4,596	359,085
Central Garden and Pet Co*	3,900	35,139
Chemed Corp	1,524	160,950
CONMED Corp	2,170	85,715
CorVel Corp*	1,000	40,900
Cross Country Healthcare Inc*	1,840	14,683
CryoLife Inc	1,813	18,203
Cyberonics Inc*	1,926	110,533
Cynosure Inc*	1,336	30,100
Diamond Foods Inc*	1,752	48,303
Emergent Biosolutions Inc*	2,156	53,684
Ensign Group Inc/The	1,469	51,415
ExlService Holdings Inc*	2,315	63,130
Forrester Research Inc	996	38,705
Gentiva Health Services Inc*	1,927	34,821
Greatbatch Inc*	1,966	89,591
Green Dot Corp*	2,470	46,658
Haemonetics Corp*	4,139	147,721
Hanger Inc*	2,615	58,576
Healthcare Services Group Inc	5,593	152,857
Healthways Inc*	2,801	48,905
Heartland Payment Systems Inc	2,928	139,871
Heidrick & Struggles International Inc	972	21,054
Helen of Troy Ltd*	2,216	129,016
ICU Medical Inc*	981	61,401
Impax Laboratories Inc*	5,175	127,512
Insperity Inc	1,811	53,443
Integra LifeSciences Holdings Corp*	1,887	94,331
Inter Parfums Inc	1,357	41,334
Invacare Corp	2,104	32,275
IPC The Hospitalist Co Inc*	1,267	61,247
ITT Educational Services Inc*	1,371	11,558
J&J Snack Foods Corp	1,163	$110,148
Kelly Services Inc	2,051	34,272
Kindred Healthcare Inc	4,317	89,146
Korn/Ferry International*	3,967	120,002
Landauer Inc	760	27,679
Lannett Co Inc*	2,208	86,951
LHC Group Inc*	1,000	25,740
Ligand Pharmaceuticals Inc*	1,569	81,651
Luminex Corp*	2,720	51,272
Magellan Health Inc*	2,257	126,076
Mallinckrodt PLC*	3,989	325,059
Matthews International Corp	2,180	100,607
MAXIMUS Inc (c)	5,413	223,016
Medifast Inc*	932	31,315
Meridian Bioscience Inc	3,315	64,875
Merit Medical Systems Inc*	3,045	38,093
Molina Healthcare Inc*	2,131	101,947
Momenta Pharmaceuticals Inc*	3,238	38,176
Monro Muffler Brake Inc	2,383	123,320
Monster Worldwide Inc*	8,505	49,074
Natus Medical Inc*	2,086	58,637
Navigant Consulting Inc*	3,915	63,775
Neogen Corp*	2,920	122,932
Nutrisystem Inc	2,287	37,324
NuVasive Inc*	3,664	128,606
On Assignment Inc*	3,705	109,520
Outerwall Inc*	2,297	135,362
PAREXEL International Corp* (c)	4,516	254,882
PharMerica Corp*	2,371	59,014
Prestige Brands Holdings Inc*	4,132	143,009
Repligen Corp*	2,393	45,611
Resources Connection Inc	2,990	45,777
Sanderson Farms Inc	1,620	151,178
Seneca Foods Corp*	660	19,912
Snyder's-Lance Inc	3,905	106,450
SpartanNash Co	3,009	64,663
Spectrum Pharmaceuticals Inc*	3,664	29,715
Strayer Education Inc*	818	49,669
SurModics Inc*	809	16,520
Symmetry Medical Inc*	2,991	27,577
TeleTech Holdings Inc*	1,900	51,015
Medicines Co/The*	5,160	132,148
TreeHouse Foods Inc* (c)	2,911	240,216
TrueBlue Inc*	3,279	88,992
Universal Technical Institute Inc	1,300	14,521
Viad Corp	1,409	30,913
WD-40 Co	1,126	77,356
West Pharmaceutical Services Inc (c)	5,612	243,729
Total Consumer, Non-Cyclical		9,239,310

Energy (3.87%)
Approach Resources Inc*	2,642	47,239
Basic Energy Services Inc*	2,136	51,713
C&J Energy Services Inc*	3,668	105,235
Carrizo Oil & Gas Inc*	3,301	207,039
Comstock Resources Inc	3,549	86,525
Contango Oil & Gas Co*	1,147	45,444
Exterran Holdings Inc	4,618	215,337
Flotek Industries Inc*	3,643	101,275
Geospace Technologies Corp*	1,047	$43,053
Gulf Island Fabrication Inc	900	18,963
Hornbeck Offshore Services Inc*	2,592	113,167
ION Geophysical Corp*	10,598	36,563
Matrix Service Co*	1,964	55,404
Newpark Resources Inc*	6,584	81,181
Northern Oil and Gas Inc*	4,291	72,303
PDC Energy Inc*	2,845	170,955
Penn Virginia Corp*	3,836	57,617
PetroQuest Energy Inc*	4,015	26,740
Pioneer Energy Services Corp*	4,989	76,731
SEACOR Holdings Inc*	1,546	126,154
Stone Energy Corp*	4,371	153,815
Swift Energy Co*	3,468	39,362
Tesco Corp	2,282	48,424
TETRA Technologies Inc*	6,294	74,269
Total Energy		2,054,508

Financial (21.16%)
Acadia Realty Trust	4,460	128,537
Agree Realty Corp	1,193	35,229
American Assets Trust Inc	2,586	90,639
AMERISAFE Inc	1,485	56,029
Associated Estates Realty Corp	4,593	84,971
Bank Mutual Corp	3,500	23,065
Bank of the Ozarks Inc	5,146	164,415
Banner Corp	1,468	57,810
BBCN Bancorp Inc	6,338	92,535
BofI Holding Inc*	979	75,373
Boston Private Financial Holdings Inc	6,381	77,465
Brookline Bancorp Inc	4,990	45,659
Calamos Asset Management Inc	1,436	18,510
Capstead Mortgage Corp	7,205	95,250
Cardinal Financial Corp	2,277	40,690
CareTrust REIT Inc*	1,469	25,663
Cedar Realty Trust Inc	5,432	35,145
City Holding Co	1,180	50,410
Columbia Banking System Inc	4,091	106,407
Community Bank System Inc	3,233	114,254
CoreSite Realty Corp	1,546	54,218
Cousins Properties Inc	14,724	186,848
CVB Financial Corp	7,507	116,659
DiamondRock Hospitality Co	15,595	207,725
Dime Community Bancshares Inc	2,343	36,176
EastGroup Properties Inc	2,466	159,895
eHealth Inc*	1,639	40,221
Employers Holdings Inc	3,092	66,200
Encore Capital Group Inc*	1,870	83,009
EPR Properties	4,222	240,274
Evercore Partners Inc	2,768	141,805
FNB Corp/PA	13,218	163,374
Financial Engines Inc	4,069	145,955
First BanCorp/Puerto Rico*	7,476	38,950
First Commonwealth Financial Corp	7,457	66,069
First Financial Bancorp	4,588	76,207
First Financial Bankshares Inc	4,850	142,542
First Midwest Bancorp Inc/IL	6,005	101,184

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2014
Security Description	Shares	Value (Note 1)
Forestar Group Inc*	2,556	$51,120
Franklin Street Properties Corp	6,954	84,491
FXCM Inc	3,029	43,890
Geo Group Inc/The	5,752	215,240
Getty Realty Corp	2,131	39,978
Glacier Bancorp Inc	5,938	161,632
Government Properties Income Trust	4,366	104,871
Hanmi Financial Corp	2,533	52,053
HCI Group Inc	756	31,835
Healthcare Realty Trust Inc	7,658	191,144
HFF Inc	2,644	79,320
Higher One Holdings Inc*	2,333	9,052
Home BancShares Inc/AR	3,793	112,842
Horace Mann Educators Corp	3,236	96,433
Independent Bank Corp/Rockland MA	1,897	69,829
Infinity Property & Casualty Corp	917	62,704
Inland Real Estate Corp	6,298	65,562
Interactive Brokers Group Inc	3,759	88,111
Investment Technology Group Inc*	2,751	46,850
Kite Realty Group Trust	2,610	67,129
LaSalle Hotel Properties (c)	8,296	303,219
Lexington Realty Trust	16,277	177,094
LTC Properties Inc	2,776	113,677
MarketAxess Holdings Inc	3,015	177,644
MB Financial Inc	5,062	143,194
Meadowbrook Insurance Group Inc	3,842	23,782
Medical Properties Trust Inc	13,583	191,384
National Penn Bancshares Inc	8,667	86,670
Navigators Group Inc/The*	800	51,400
NBT Bancorp Inc	3,500	84,035
Northwest Bancshares Inc	7,350	92,684
Old National Bancorp/IN	8,421	110,231
Oritani Financial Corp	2,767	41,505
Parkway Properties Inc/Md	5,767	119,665
Pennsylvania Real Estate Investment Trust	5,127	103,360
Pinnacle Financial Partners Inc	2,491	89,327
Piper Jaffray Cos*	1,290	68,834
Portfolio Recovery Associates Inc*	3,981	226,239
Post Properties Inc	4,334	238,457
PrivateBancorp Inc	5,208	153,688
ProAssurance Corp	4,825	222,915
Provident Financial Services Inc	4,009	68,193
PS Business Parks Inc	1,606	130,953
RLI Corp	2,743	122,612
Retail Opportunity Investments Corp	5,046	79,929
S&T Bancorp Inc	2,372	59,158
Sabra Health Care REIT Inc	3,664	104,351
Safety Insurance Group Inc	1,100	60,720
Saul Centers Inc	1,009	50,299
Selective Insurance Group Inc	4,480	107,386
Simmons First National Corp	1,247	49,780
Sovran Self Storage Inc	2,595	200,515
Sterling Bancorp/DE	6,060	76,780
Stewart Information Services Corp	1,570	$50,585
Stifel Financial Corp*	4,838	231,643
Susquehanna Bancshares Inc	14,956	154,346
SWS Group Inc*	1,780	13,297
Tanger Factory Outlet Centers Inc (c)	7,614	265,804
Texas Capital Bancshares Inc*	3,411	184,126
Tompkins Financial Corp	814	37,273
TrustCo Bank Corp NY	6,679	46,887
UMB Financial Corp	2,995	172,961
United Bankshares Inc/WV	4,806	158,358
United Community Banks Inc/GA	3,286	55,731
United Fire Group Inc	1,500	43,980
Universal Health Realty Income Trust	1,025	45,274
Universal Insurance Holdings Inc	2,216	30,714
Urstadt Biddle Properties Inc	1,911	40,743
ViewPoint Financial Group Inc	2,868	74,711
Virtus Investment Partners Inc	559	125,043
WageWorks Inc*	2,388	98,529
Wilshire Bancorp Inc	5,418	52,880
Wintrust Financial Corp	3,686	171,657
World Acceptance Corp*	1,143	89,543
Total Financial		11,233,218

Industrial (18.58%)
AAON Inc	3,150	58,779
AAR Corp	2,949	81,687
Actuant Corp	5,806	195,836
Advanced Energy Industries Inc*	2,791	53,727
Aegion Corp*	2,910	71,761
Aerovironment Inc*	1,484	46,805
Albany International Corp	2,105	79,085
AM Castle & Co*	1,282	12,564
American Science & Engineering Inc	603	34,914
Apogee Enterprises Inc	2,162	78,935
Applied Industrial Technologies Inc	3,348	163,081
ArcBest Corp	1,834	65,841
Astec Industries Inc	1,495	62,102
Atlas Air Worldwide Holdings Inc*	1,868	62,485
AZZ Inc	1,917	88,834
Badger Meter Inc	1,149	59,840
Barnes Group Inc	3,766	128,948
Bel Fuse Inc	579	13,630
Belden Inc (c)	3,409	249,096
Benchmark Electronics Inc*	4,413	108,692
Boise Cascade Co*	2,420	72,745
Brady Corp	3,802	101,209
Briggs & Stratton Corp	3,633	73,169
Bristow Group Inc	2,893	211,131
Calgon Carbon Corp*	4,071	86,468
Checkpoint Systems Inc*	2,878	39,860
CIRCOR International Inc	1,405	100,022
Cognex Corp* (c)	6,582	276,312
Coherent Inc*	1,981	127,715
Comfort Systems USA Inc	2,808	42,682
CTS Corp	2,535	$44,946
Cubic Corp	1,666	74,370
Curtiss-Wright Corp	3,831	275,219
Darling Ingredients Inc*	13,108	252,722
Drew Industries Inc	1,638	72,711
DXP Enterprises Inc*	844	67,621
Dycom Industries Inc*	2,696	84,142
Electro Scientific Industries Inc	1,841	13,660
EMCOR Group Inc	5,339	230,645
Encore Wire Corp	1,400	59,430
EnerSys (c)	3,762	241,859
EnPro Industries Inc*	1,812	123,035
Era Group Inc*	1,546	39,593
ESCO Technologies Inc	1,989	71,604
Exponent Inc	1,013	74,010
Fabrinet*	2,098	33,967
FARO Technologies Inc*	1,287	74,659
Federal Signal Corp	5,009	73,732
Forward Air Corp	2,451	113,457
Franklin Electric Co Inc	3,119	118,397
GenCorp Inc*	4,651	85,718
General Cable Corp	3,928	84,334
Gibraltar Industries Inc*	2,171	34,541
Griffon Corp	3,366	41,974
Haynes International Inc	988	48,985
Headwaters Inc*	5,502	71,471
Heartland Express Inc	3,988	93,519
Hillenbrand Inc	5,030	168,203
Hub Group Inc*	2,780	120,902
II-VI Inc*	4,346	60,670
Intevac Inc*	1,908	13,604
John Bean Technologies Corp	2,067	60,046
Kaman Corp	2,142	87,094
Knight Transportation Inc	4,825	122,314
Koppers Holdings Inc	1,485	55,108
Lindsay Corp	1,030	80,113
Littelfuse Inc	1,791	164,611
LSB Industries Inc*	1,435	57,472
Lydall Inc*	1,260	34,902
Martin Marietta Materials Inc	1,405	183,999
Matson Inc	3,425	92,441
Measurement Specialties Inc*	1,210	103,842
Methode Electronics Inc	2,833	95,529
Mobile Mini Inc	3,247	127,185
Moog Inc*	3,619	256,586
Mueller Industries Inc	5,464	159,767
Myers Industries Inc	2,549	50,241
National Presto Industries Inc	327	21,415
Newport Corp*	3,123	58,931
Olympic Steel Inc	500	12,020
Orbital Sciences Corp*	4,830	129,299
Orion Marine Group Inc*	1,870	18,906
OSI Systems Inc*	1,494	104,221
PGT Inc*	2,502	26,146
Park Electrochemical Corp	1,665	46,853
Plexus Corp*	2,707	111,501
Powell Industries Inc	737	38,833
Quanex Building Products Corp	2,706	48,870
Roadrunner Transportation Systems Inc*	1,931	48,623
Rofin-Sinar Technologies Inc*	2,059	49,334

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2014

Security Description	Shares	Value (Note 1)
Rogers Corp*	1,426	$85,817
RTI International Metals Inc*	2,437	70,697
Saia Inc*	1,827	86,728
Sanmina Corp*	6,474	152,010
Simpson Manufacturing Co Inc	3,278	105,945
Standex International Corp	1,018	75,973
Sturm Ruger & Co Inc	1,455	73,347
Taser International Inc*	3,987	62,476
Teledyne Technologies Inc* (c)	3,003	291,500
Tennant Co	1,475	102,793
Tetra Tech Inc	5,182	132,141
Tredegar Corp	1,893	39,393
TTM Technologies Inc*	4,103	31,388
Universal Forest Products Inc	1,591	75,334
UTi Worldwide Inc*	7,271	66,748
Vicor Corp*	1,051	8,618
Watts Water Technologies Inc	2,282	144,428
Total Industrial		9,863,193

Technology (10.84%)
Agilysys Inc*	1,491	18,608
Blackbaud Inc	3,679	143,076
Bottomline Technologies de Inc*	2,973	83,720
Brooks Automation Inc	5,317	60,295
Cabot Microelectronics Corp*	1,949	83,612
CACI International Inc*	2,194	158,231
CEVA Inc*	1,529	23,180
Ciber Inc*	5,122	19,566
Cirrus Logic Inc*	4,885	118,119
Cohu Inc	1,484	18,253
Computer Programs & Systems Inc	791	48,599
CSG Systems International Inc	2,543	70,492
Dealertrack Technologies Inc*	3,459	154,825
Digi International Inc*	1,689	14,086
Digital River Inc*	2,536	38,725
Diodes Inc*	2,906	73,958
DSP Group Inc*	1,496	13,434
Ebix Inc	2,652	40,947
Electronics For Imaging Inc*	3,746	164,974
Engility Holdings Inc*	1,374	48,282
Entropic Communications Inc*	6,290	16,543
Epiq Systems Inc	2,381	34,644
Exar Corp*	3,573	35,623
GT Advanced Technologies Inc*	10,798	192,312
iGATE Corp*	2,343	87,675
Insight Enterprises Inc*	3,311	86,881
Interactive Intelligence Group Inc*	1,258	53,855
j2 Global Inc	3,547	189,587
Kopin Corp*	3,225	12,803
Kulicke & Soffa Industries Inc*	6,095	89,536
LivePerson Inc*	3,930	50,736
Manhattan Associates Inc*	6,192	178,825
ManTech International Corp/VA	1,891	54,801
Medidata Solutions Inc* (c)	4,062	189,045
Mercury Systems Inc*	2,653	29,634
Micrel Inc	3,300	$41,349
Microsemi Corp*	7,558	201,345
MicroStrategy Inc*	680	94,472
MKS Instruments Inc	4,259	144,550
Monolithic Power Systems Inc	2,808	134,166
Monotype Imaging Holdings Inc	2,918	85,760
MTS Systems Corp	1,174	83,448
Nanometrics Inc*	1,800	30,096
NetScout Systems Inc*	2,967	136,690
Omnicell Inc*	2,621	73,781
Pericom Semiconductor Corp*	1,192	11,658
Power Integrations Inc	2,413	144,249
Progress Software Corp*	4,514	104,544
QLogic Corp*	6,441	58,291
Quality Systems Inc	3,273	51,255
Rubicon Technology Inc*	1,219	7,607
Rudolph Technologies Inc*	2,269	21,941
Super Micro Computer Inc*	2,442	59,805
Sykes Enterprises Inc*	2,956	61,899
Synaptics Inc*	2,838	233,000
Synchronoss Technologies Inc*	2,264	100,001
SYNNEX Corp*	2,107	146,942
Take-Two Interactive Software Inc*	7,429	174,656
Tangoe Inc*	2,294	31,932
Tessera Technologies Inc	3,684	108,936
TriQuint Semiconductor Inc*	13,065	269,988
Tyler Technologies Inc*	2,311	205,818
Ultratech Inc*	2,234	57,771
Veeco Instruments Inc*	3,179	112,441
Virtusa Corp*	2,071	70,518
Total Technology		5,756,391

Utilities (3.98%)
ALLETE Inc	3,036	147,762
Arch Coal Inc	16,319	49,773
Avista Corp	4,796	155,678
Cloud Peak Energy Inc*	4,858	76,319
El Paso Electric Co	3,223	126,793
FutureFuel Corp	1,732	24,109
Green Plains Inc	2,507	112,038
Laclede Group Inc/The	2,430	120,164
New Jersey Resources Corp	3,361	175,545
Northwest Natural Gas Co	2,162	98,285
NorthWestern Corp	3,093	149,330
Piedmont Natural Gas Co Inc (c)	6,218	232,553
South Jersey Industries Inc	2,612	151,365
Southwest Gas Corp	3,709	193,647
SunCoke Energy Inc*	5,562	133,544
UIL Holdings Corp	4,504	167,774
Total Utilities		2,114,679

Total Common Stock (Cost $36,927,572)		52,685,622

Security Description	Par Value	Value (Note 1)
Short-Term Investments (0.38%)

United States Treasury Bills (0.38%)
United States Treasury Bill 11/6/2014, DN	$200,000	$199,996
Total United States Treasury Bills		199,996

Total Short-Term Investments (Cost $199,996)		199,996

Total Investments (Cost $37,126,806) (a) (99.60%)		52,885,618
Other Net Assets (0.40%)		213,657
Net Assets (100.00%)		$53,099,275

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $37,127,568.

At August 31, 2014, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$18,571,498
Unrealized depreciation	(2,812,686)
Net unrealized appreciation	$15,758,812

(b)	Futures contracts at August 31, 2014:

Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Value	Unrealized Appreciation
3/ SEPT 2014 / Long / ICE	$352,020	$5,100

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts. (Note 1)

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments	8/31/2014

Security Description	Shares	Value (Note 1)
Common Stock (94.67%)

Basic Materials (3.96%)
Chemicals (3.96%)
EI du Pont de Nemours & Co	19,286	$1,274,997
PPG Industries Inc	18,800	3,870,168
Praxair Inc	15,167	1,995,219
Sensient Technologies Corp	17,000	953,870
Total Basic Materials		8,094,254

Communications (5.77%)
Media (2.22%)
Walt Disney Co/The	50,535	4,542,086

Telecommunications (3.55%)
AT&T Inc	86,469	3,022,956
Rogers Communications Inc	20,140	821,511
Verizon Communications Inc	68,242	3,399,816
		7,244,283

Total Communications		11,786,369

Consumer, Cyclical (6.82%)
Auto Manufacturers (1.35%)
Ford Motor Co	158,000	2,750,780

Retail (5.47%)
Home Depot Inc/The	46,150	4,315,025
McDonald's Corp	25,868	2,424,349
Ross Stores Inc	24,384	1,839,041
Target Corp	43,339	2,603,374
		11,181,789

Total Consumer, Cyclical		13,932,569

Consumer, Non-Cyclical (19.56%)
Agriculture (2.13%)
Altria Group Inc	52,900	2,278,932
Reynolds American Inc	35,584	2,080,596
		4,359,528
Biotechnology (3.64%)
Celgene Corp*	35,214	3,346,034
Gilead Sciences Inc*	38,000	4,088,040
		7,434,074

Commercial Services (0.64%)
Moody's Corp	13,992	1,309,231

Cosmetics / Personal Care (2.58%)
Colgate-Palmolive Co	20,400	1,320,492
Procter & Gamble Co/The	47,580	3,954,374
		5,274,866

Food (0.67%)
ConAgra Foods Inc	42,450	1,366,890

Healthcare - Products (1.69%)
Baxter International Inc	45,886	3,440,532

Healthcare - Services (2.69%)
Aetna Inc	20,984	$1,723,416
WellPoint Inc	32,300	3,763,273
		5,486,689

Household Products / Wares (0.89%)
Kimberly-Clark Corp	16,800	1,814,400

Pharmaceuticals (4.63%)
Abbott Laboratories	41,610	1,757,606
AbbVie Inc	41,610	2,300,202
AmerisourceBergen Corp	45,612	3,529,913
Merck & Co Inc	30,900	1,857,399
		9,445,120

Total Consumer, Non-Cyclical		39,931,330

Energy (12.62%)
Oil & Gas (9.95%)
Anadarko Petroleum Corp	21,340	2,404,805
BP PLC	51,700	2,473,328
Chevron Corp	56,524	7,317,032
ConocoPhillips	19,648	1,595,811
Devon Energy Corp	15,952	1,203,100
Exxon Mobil Corp	32,936	3,275,814
Royal Dutch Shell PLC	25,500	2,064,735
		20,334,625

Oil & Gas Services (2.30%)
Baker Hughes Inc	27,455	1,898,239
Schlumberger Ltd	25,500	2,795,819
		4,694,058

Pipelines (0.37%)
Spectra Energy Corp	18,000	749,880

Total Energy		25,778,563

Financial (18.20%)
Banks (12.30%)
Bank of America Corp	180,000	2,896,200
Bank of New York Mellon Corp/The	21,450	840,411
Citigroup Inc	30,000	1,549,500
Goldman Sachs Group Inc/The	28,950	5,185,235
JPMorgan Chase & Co	110,198	6,551,271
State Street Corp	14,400	1,037,232
US Bancorp/MN	60,600	2,562,168
Wells Fargo & Co	87,889	4,521,010
		25,143,027

Diversified Financial Services (3.14%)
BlackRock Inc	9,000	2,974,769
FNF Group*	4,889	138,408
FNFV Group*	1,629	24,402
Intercontinental Exchange Inc	4,504	851,256
Morgan Stanley	70,450	2,417,140
		6,405,975

Insurance (2.76%)
Arthur J Gallagher & Co	32,400	$1,530,252
Aspen Insurance Holdings Ltd	26,315	1,118,914
Marsh & McLennan Cos Inc	13,600	722,160
Principal Financial Group Inc	28,150	1,528,264
StanCorp Financial Group Inc	11,150	730,548
		5,630,138

Total Financial		37,179,140

Industrial (10.48%)
Aerospace/Defense (3.45%)
Boeing Co/The	17,000	2,155,600
Northrop Grumman Corp	8,600	1,094,092
Rockwell Collins Inc	12,400	954,552
United Technologies Corp	26,500	2,861,470
		7,065,714

Electronics (0.28%)
Agilent Technologies Inc	9,870	564,169

Machinery - Construction & Mining (1.51%)
Caterpillar Inc	28,342	3,091,262

Miscellaneous Manufacturing (3.12%)
3M Co	23,812	3,428,928
Danaher Corp	38,300	2,934,163
		6,363,091

Transportation (2.12)%
FedEx Corp	4,830	714,260
Seaspan Corp	25,000	579,500
Union Pacific Corp	10,950	1,152,707
United Parcel Service Inc	19,260	1,874,576
		4,321,043

Total Industrial		21,405,279

Technology (11.13%)
Computers (2.29%)
EMC Corp/MA	29,720	877,632
Hewlett-Packard Co	50,000	1,900,000
International Business Machines Corp	9,860	1,896,078
		4,673,710

Semiconductors (5.11%)
Analog Devices Inc	14,040	717,725
Intel Corp	122,563	4,279,900
KLA-Tencor Corp	10,440	797,825
Linear Technology Corp	26,180	1,180,980
QUALCOMM Inc	26,775	2,037,577
Taiwan Semiconductor Manufacturing Co Ltd	30,000	628,200
Texas Instruments Inc	16,500	794,970
		10,437,177
See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Continued)	8/31/2014

Security Description	Shares	Value (Note 1)
Software (3.73%)
Microsoft Corp	77,733	$3,531,410
Oracle Corp	64,130	2,663,319
Paychex Inc	34,000	1,416,100
		7,610,829

Total Technology		22,721,716

Utilities (6.13%)
Electric (5.19%)
Ameren Corp	22,900	915,771
Consolidated Edison Inc	31,700	1,835,113
DTE Energy Co	7,000	547,750
Duke Energy Corp	26,999	1,997,656
Entergy Corp	11,946	924,740
Exelon Corp	18,746	626,490
FirstEnergy Corp	23,574	807,174
NextEra Energy Inc	11,200	1,102,640
PG&E Corp	15,000	697,200
Pinnacle West Capital Corp	11,000	626,450
Southern Co/The	11,500	510,600
		10,591,584

Gas (0.94%)
NiSource Inc	27,000	1,071,090
Sempra Energy	8,050	853,059
		1,924,149

Total Utilities		12,515,733

Total Common Stock (Cost $100,696,407)		193,344,953

Preferred Stock (0.93%)
Amerityre Corp Preferred Conv (b)	2,000,000	1,900,000
Total Preferred Stock (Cost $2,000,000)		1,900,000

Security Description	Par Value	Value (Note 1)
Short-Term Investments (3.97%)

United States Treasury Bills (3.97%)
United States Treasury Bill 11/6/2014, DN	$8,100,000	$8,099,847
Total United States Treasury Bills		8,099,847

Total Short-Term Investments (Cost $8,099,847)		8,099,847

Total Investments (Cost $110,796,254) (a) (99.57%)		203,344,800
Other Net Assets (0.43%)		887,805
Net Assets (100.00%)		$204,232,605

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $111,021,332.

At August 31, 2014, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$93,323,153
Unrealized depreciation	(999,685)
Net unrealized appreciation	$92,323,468

(b)	Indicates a fair valued and illiquid security. Total market value for the fair valued security is $1,900,000, representing 0.93% of net assets.

See accompanying notes to financial statements.

European Growth & Income Fund	Portfolio of Investments	8/31/2014

Security Description	Shares	Value (Note 1)
Common Stock (99.16%)

Basic Materials (6.46%)
Chemicals (2.56%)
BASF SE	3,488	$358,915

Mining (3.90%)
BHP Billiton Ltd	4,500	308,835
Rio Tinto PLC	4,400	236,456
		545,291

Total Basic Materials		904,206

Communications (5.01%)
Telecommunications (5.01%)
Deutsche Telekom AG	11,525	171,723
Telefonaktiebolaget LM Ericsson	12,888	160,971
Telefonica SA	23,195	367,640
Total Communications		700,334

Consumer, Cyclical (4.54%)
Apparel (2.30%)
LVMH Moet Hennessy Louis Vuitton SA	9,300	322,338

Auto Manufacturers (2.24%)
Daimler AG	3,835	313,013

Total Consumer, Cyclical		635,351

Consumer, Non-Cyclical (41.95%)
Agriculture (3.48%)
British American Tobacco PLC	4,100	485,522

Beverages (5.70%)
Anheuser-Busch InBev NV	4,200	469,476
Diageo PLC	2,735	327,844
		797,320

Food (8.82%)
Nestle SA	12,412	$962,799
Unilever NV	6,508	270,993
		1,233,792

Pharmaceuticals (23.95%)
AstraZeneca PLC	4,100	311,641
Bayer AG	4,115	552,645
GlaxoSmithKline PLC	8,050	395,255
Novartis AG	10,757	966,409
Roche Holding AG	19,264	703,328
Sanofi	7,700	421,190
		3,350,468

Total Consumer, Non-Cyclical		5,867,102

Energy (13.10%)
Oil & Gas (13.10%)
BP PLC	6,876	328,948
Eni SpA	7,482	373,053
Royal Dutch Shell PLC	7,220	584,603
Total SA	8,258	544,698
Total Energy		1,831,302

Financial (22.71%)
Banks (15.14%)
Banco Bilbao Vizcaya Argentaria SA	15,096	183,114
Banco Santander SA	49,993	495,930
Barclays PLC	10,938	164,070
BNP Paribas SA	5,452	184,005
Deutsche Bank AG	7,084	243,052
HSBC Holdings PLC	11,779	636,773
UBS AG	11,792	211,548
		2,118,492

Insurance (7.57%)
Allianz SE	18,157	$310,757
AXA SA	18,984	472,132
ING Groep NV*	20,000	275,400
		1,058,289

Total Financial		3,176,781

Industrial (3.35%)
Miscellaneous Manufacturing (3.35%)
Siemens AG	3,735	467,996
Total Industrial		467,996

Technology (2.04%)
Software (2.04%)
SAP SE	3,667	285,769
Total Technology		285,769

Total Common Stock (Cost $11,222,325)		13,868,841

Total Investments (Cost $11,222,325) (a) (99.16%)		13,868,841
Other Net Assets (0.84%)		118,139
Net Assets (100.00%)		$13,986,980

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $11,222,325.

At August 31, 2014, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,961,039
Unrealized depreciation	(1,314,523)
Net unrealized appreciation	$2,646,516

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments	8/31/2014

Security Description	Shares	Value (Note 1)
Common Stock (95.81%)

Basic Materials (0.27%)
Chemicals (0.27%)
Sigma-Aldrich Corp	2,961	$307,944
Total Basic Materials		307,944

Communications (31.35%)
Internet (20.42%)
Amazon.com Inc* (c)	11,820	4,007,453
Baidu Inc*	7,412	1,590,022
Charter Communications Inc*	3,440	539,633
eBay Inc*	33,756	1,873,458
Equinix Inc*	1,195	260,821
Expedia Inc	2,916	250,484
F5 Networks Inc*	1,817	225,653
Facebook Inc*	51,244	3,834,076
Google Inc- Class A*	5,244	3,053,896
Google Inc*	6,599	3,771,988
Liberty Interactive Corp*	11,088	327,318
Netflix Inc*	1,749	835,392
Priceline Group Inc/The*	1,395	1,735,812
Symantec Corp	21,987	533,844
TripAdvisor Inc*	3,117	308,864
Yahoo! Inc*	28,272	1,088,755
		24,237,469

Media (7.10%)
Comcast Corp	55,613	3,043,699
DIRECTV*	13,883	1,200,185
Discovery Communications Inc*	3,543	154,900
Discovery Communications Inc*	3,543	152,243
DISH Network Corp*	5,294	343,104
Liberty Global PLC*	5,346	233,460
Liberty Media Corp*	2,507	123,420
Liberty Media Corp*	5,205	252,286
Sirius XM Holdings Inc*	183,377	665,659
Twenty-First Century Fox Inc	38,835	1,375,536
Viacom Inc	10,876	882,587
		8,427,079

Telecommunications (3.83%)
Cisco Systems Inc	132,226	3,304,328
SBA Communications Corp*	3,091	340,906
VimpelCom Ltd	39,657	337,878
Vodafone Group PLC	16,431	564,241
		4,547,353

Total Communications		37,211,901

Consumer, Cyclical (7.08%)
Auto Manufacturers (1.37%)
PACCAR Inc	10,698	671,941
Tesla Motors Inc*	3,534	953,120
		1,625,061

Distribution / Wholesale (0.27%)
Fastenal Co	7,120	322,394

Lodging (1.03%)
Marriott International Inc/DE	9,027	626,474
Wynn Resorts Ltd	3,095	596,964
		1,223,438
Retail (4.17%)
Bed Bath & Beyond Inc*	4,904	$315,131
Costco Wholesale Corp	11,932	1,444,726
Dollar Tree Inc*	5,153	276,330
O'Reilly Automotive Inc*	3,406	531,268
Ross Stores Inc	5,293	399,198
Staples Inc	15,521	181,285
Starbucks Corp	20,251	1,575,730
Tractor Supply Co	3,451	231,044
		4,954,712

Toys / Games / Hobbies (0.24%)
Mattel Inc	8,143	280,852

Total Consumer, Cyclical		8,406,457

Consumer, Non-Cyclical (19.44%)
Beverages (0.87%)
Keurig Green Mountain Inc	5,065	675,266
Monster Beverage Corp*	4,010	354,524
		1,029,790

Biotechnology (12.20%)
Alexion Pharmaceuticals Inc*	5,631	953,272
Amgen Inc	19,769	2,755,403
Biogen Idec Inc*	6,255	2,145,715
Celgene Corp*	21,259	2,020,030
Gilead Sciences Inc*	39,494	4,248,765
Illumina Inc*	3,893	698,248
Regeneron Pharmaceuticals Inc*	2,799	981,105
Vertex Pharmaceuticals Inc*	7,184	672,207
		14,474,745

Commercial Services (1.17%)
Automatic Data Processing Inc	13,418	1,120,135
Verisk Analytics Inc*	4,146	266,132
		1,386,267

Food (2.52%)
Kraft Foods Group Inc	16,868	993,525
Mondelez International Inc	45,368	1,641,868
Whole Foods Market Inc	9,159	358,483
		2,993,876

Healthcare - Products (0.69%)
Henry Schein Inc*	2,127	254,581
Intuitive Surgical Inc*	1,210	568,712
		823,293

Pharmaceuticals (1.99%)
Catamaran Corp*	5,154	242,856
Express Scripts Holding Co*	20,879	1,543,585
Mylan Inc/PA*	11,852	576,007
		2,362,448

Total Consumer, Non-Cyclical		23,070,419

Industrial (0.81%)
Electronics (0.22%)
Garmin Ltd	4,853	263,663

Environmental Control (0.21%)
Stericycle Inc*	2,110	$250,774

Transportation (0.38%)
CH Robinson Worldwide Inc	3,698	252,426
Expeditors International of Washington Inc	4,737	195,638
		448,064

Total Industrial		962,501

Technology (36.86%)
Computers (13.80%)
Apple Inc (c)	128,921	13,214,403
Cognizant Technology Solutions Corp*	17,726	810,610
NetApp Inc	7,952	335,256
SanDisk Corp	6,876	673,573
Seagate Technology PLC	10,126	633,685
Western Digital Corp	7,005	721,585
		16,389,112

Semiconductors (12.59%)
Altera Corp	7,806	275,864
Analog Devices Inc	10,108	516,721
Applied Materials Inc	35,832	827,898
Avago Technologies Ltd	7,826	642,436
Broadcom Corp	16,386	645,281
Intel Corp	127,426	4,449,716
KLA-Tencor Corp	4,132	315,767
Linear Technology Corp	5,678	256,135
Maxim Integrated Products Inc	7,044	217,589
Micron Technology Inc*	30,345	989,247
NVIDIA Corp	13,904	270,433
NXP Semiconductor NV*	7,701	527,673
QUALCOMM Inc	43,607	3,318,493
Texas Instruments Inc	29,344	1,413,794
Xilinx Inc	6,440	272,090
		14,939,137

Software (10.47%)
Activision Blizzard Inc	22,843	537,724
Adobe Systems Inc*	14,054	1,010,483
Akamai Technologies Inc*	4,435	267,963
Autodesk Inc*	5,460	292,874
CA Inc	11,037	311,685
Cerner Corp*	10,604	611,427
Check Point Software Technologies Ltd*	4,579	325,201
Citrix Systems Inc*	4,074	286,239
Fiserv Inc*	7,739	498,933
Intuit Inc	8,456	703,370
Microsoft Corp (c)	158,782	7,213,466
Paychex Inc	8,731	363,646
		12,423,011

Total Technology		43,751,260

Total Common Stock (Cost $73,379,267)		113,710,482

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Continued)	8/31/2014

Security Description	Par Value	Value (Note 1)
Short-Term Investments (3.70%)

United States Treasury Bills (3.70%)
United States Treasury Bill 11/6/2014, DN	$4,400,000	$4,399,917
Total United States Treasury Bills		4,399,917

Total Short-Term Investments (Cost $4,399,917)		4,399,917

Total Investments (Cost $77,779,184) (a) (99.51%)		118,110,399
Other Net Assets (0.49%)		578,068
Net Assets (100.00%)		$118,688,467

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $77,848,372.

At August 31, 2014, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$41,201,108
Unrealized depreciation	(939,081)
Net unrealized appreciation	$40,262,027

(b)	Futures contracts at August 31, 2014:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Value	Unrealized Appreciation
59 / SEPT 2014 / Long / CME	$4,816,760	$47,730

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts. (Note 1)

See accompanying notes to financial statements.

Shelton Green Alpha Fund	Portfolio of Investments	8/31/2014

Security Description	Shares	Value (Note 1)
Common Stock (93.77%)

Basic Materials (0.94%)
Iron/Steel (0.94%)
Schnitzer Steel Industries Inc	7,600	$210,444
Total Basic Materials		210,444

Communications (5.55%)
Internet (3.19%)
Google Inc- Class A*	460	267,886
Google Inc*	785	448,706
		716,592
Telecommunications (2.36%)
Sierra Wireless Inc*	18,900	529,389

Total Communications		1,245,981

Consumer, Cyclical (10.30%)
Auto Manufacturers (4.40%)
Kandi Technologies Group Inc*	19,000	339,340
Tesla Motors Inc*	2,400	647,280
		986,620

Auto Parts & Equipment (2.00%)
Johnson Controls Inc	9,200	449,052

Home Furnishings (1.27%)
Sharp Corp/Japan*	91,000	284,830

Office Furnishings (2.63%)
Herman Miller Inc	14,000	416,080
Interface Inc	10,200	173,706
		589,786

Total Consumer, Cyclical		2,310,288

Consumer, Non-Cyclical (15.57%)
Food (6.98%)
Hain Celestial Group Inc/The*	5,400	531,144
SunOpta Inc*	31,000	411,990
United Natural Foods Inc*	9,700	623,613
		1,566,747

Water (8.59%)
American Water Works Co Inc	11,200	566,832
California Water Service Group	17,400	423,864
Consolidated Water Co Ltd	20,500	249,280
Veolia Environnement SA	37,200	687,456
		1,927,432

Total Consumer, Non-Cyclical		3,494,179

Energy (8.86%)
Energy-Alternate Sources (8.86%)
JinkoSolar Holding Co Ltd*	15,000	438,300
Pattern Energy Group Inc	5,900	190,187
Real Goods Solar Inc*	116,800	175,200
SolarCity Corp*	10,600	728,008
Vestas Wind Systems A/S*	32,500	455,975
Total Energy		1,987,670

Industrial (27.42%)
Building Materials (1.94%)
Trex Co Inc*	11,600	$436,160

Electrical Components & Equipment (11.24%)
Acuity Brands Inc	2,000	247,760
Advanced Energy Industries Inc*	24,000	462,000
Canadian Solar Inc*	24,800	878,912
SunPower Corp*	12,000	458,640
Universal Display Corp*	13,600	472,464
		2,519,776

Electronics (7.43%)
Agilent Technologies Inc	3,000	171,480
Badger Meter Inc	4,231	220,350
Garmin Ltd	3,000	162,990
Itron Inc*	10,900	460,198
Kyocera Corp	9,700	454,057
Waters Corp*	1,900	196,517
		1,665,592

Engineering & Construction (1.93%)
ABB Ltd	19,000	432,630

Environmental Control (0.76%)
Darling Ingredients Inc*	8,900	171,592

Machinery-Diversified (1.69%)
Lindsay Corp	2,300	178,894
Xylem Inc/NY	5,400	201,204
		380,098

Miscellaneous Manufacturing (2.43%)
Pentair PLC	8,000	544,560

Total Industrial		6,150,408

Technology (25.13%)
Computers (2.40%)
International Business Machines Corp	2,050	394,215
Maxwell Technologies Inc*	14,000	143,780
		537,995

Semiconductors (19.50%)
Aixtron SE*	11,346	148,406
Applied Materials Inc	23,000	531,415
Atmel Corp*	28,000	248,080
Brooks Automation Inc	20,000	226,800
Cree Inc*	10,550	480,657
Exar Corp*	9,300	92,721
First Solar Inc*	11,100	773,448
GT Advanced Technologies Inc*	21,000	374,010
IXYS Corp	14,000	167,860
Power Integrations Inc	3,700	221,186
QUALCOMM Inc	8,000	608,800
SunEdison Inc*	13,650	300,710
Veeco Instruments Inc*	5,700	201,609
		4,375,702

Software (3.23%)
ANSYS Inc*	3,200	$260,160
Autodesk Inc*	3,650	195,786
Digi International Inc*	32,300	269,382
		725,328

Total Technology		5,639,025

Total Common Stock (Cost $18,327,766)		21,037,995

Total Investments (Cost $18,327,766) (a) (93.77%)		21,037,995
Other Net Assets (6.23%)		1,398,495
Net Assets (100.00%)		$22,436,490

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $18,328,013.

At August 31, 2014, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,395,339
Unrealized depreciation	(685,357)
Net unrealized appreciation	$2,709,982

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2014

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of Investments	$91,130,449	$27,993,474	$7,630,614	$108,997,032
Market value of investments (Note 1)	96,183,081	28,667,732	7,652,246	108,997,032
Cash	26,153	55,790	45,614	26,009
Interest receivable	1,079,682	121,619	11,894	—
Receivable for fund shares sold	1,686	23,401	—	11,195
Receivable from investment advisor	—	—	—	22,068
Total assets	$97,290,602	$28,868,542	$7,709,754	$109,056,304

Liabilities
Payable for fund shares repurchased	44,710	4,728	13,721	105,037
Payable to investment advisor	41,159	12,373	3,346	—
Distributions payable	58,357	1,220	—	—
Accrued 12b-1 fees	—	1,403	460	49
Accrued shareholder service fees	—	1,599	519	77
Accrued administration fees	7,453	2,241	607	8,402
Accrued CCO fees	683	203	54	768
Accrued expenses	27,228	13,773	6,611	31,763
Total liabilities	$179,590	$37,540	$25,318	$146,096

Net assets	$97,111,012	$28,831,002	$7,684,436	$108,910,208

Net assets at August 31, 2014 consist of
Paid-in capital	91,559,038	28,721,709	7,673,263	108,913,212
Undistributed net investment income	159,539	48,680	(11,695)	—
Accumulated net realized gains (losses)	339,803	(613,645)	1,236	(3,004)
Unrealized appreciation (depreciation) of investments	5,052,632	674,258	21,632	—
Total net assets	$97,111,012	$28,831,002	$7,684,436	$108,910,208

Net assets
Direct Shares	$97,111,012	$22,746,070	$5,788,778	$105,897,099
K Shares	$—	$6,084,932	$1,895,658	$3,013,109

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	8,221,609	2,187,184	569,098	105,901,753
K Shares (no par value, unlimited shares authorized)	—	584,387	187,770	3,011,488

Net asset value per share
Direct Shares	$11.81	$10.40	$10.17	$1.00
K Shares	$—	$10.41	$10.10	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2014 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Assets
Investments in securities
Cost of investments	$62,421,336	$98,664,742	$37,126,806	$110,796,254
Market value of investments (Note 1)	134,475,342	176,404,579	52,885,618	203,344,800
Cash	50,890	138,376	18,300	36,343
Cash held at broker	200,000	100,000	200,000	540,000
Dividend receivable	284,367	206,106	37,328	571,410
Receivable for fund shares sold	12,580	7,749	14,210	61,016
Variation margin receivable	2,865	1,268	4,118	—
Total assets	$135,026,044	$176,858,078	$53,159,574	$204,553,569

Liabilities
Payable for fund shares repurchased	61,955	366,896	6,842	95,592
Payable to investment advisor	18,354	58,617	22,304	85,178
Accrued 12b-1 fees	2,434	1,670	2,499	1,622
Accrued shareholder service fees	7,211	2,402	3,355	2,542
Accrued administration fees	10,192	13,323	4,039	15,425
Accrued CCO fees	951	1,245	374	1,439
Accrued expenses	34,934	38,634	20,886	119,166
Total liabilities	$136,031	$482,787	$60,299	$320,964

Net assets	$134,890,013	$176,375,291	$53,099,275	$204,232,605

Net assets at August 31, 2014 consist of
Paid-in capital	62,059,725	86,796,034	33,555,202	119,421,473
Undistributed net investment income	688,763	154,088	—	1,018,498
Accumulated net realized gain (loss)	68,851	11,685,052	3,780,161	(8,755,858)
Unrealized appreciation (depreciation) of investments	72,054,006	77,739,837	15,758,812	92,548,492
Unrealized appreciation (depreciation) of futures contracts	18,668	280	5,100	—
Total net assets	$134,890,013	$176,375,291	$53,099,275	$204,232,605

Net assets
Direct Shares	$123,654,130	$169,019,985	$41,650,983	$196,820,043
K Shares	$11,235,883	$7,355,306	$11,448,292	$7,412,562

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	3,045,277	5,461,918	1,933,023	7,576,831
K Shares (no par value, unlimited shares authorized)	277,416	239,635	540,195	287,715

Net asset value per share
Direct Shares	$40.61	$30.95	$21.55	$25.98
K Shares	$40.50	$30.69	$21.19	$25.76

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2014 (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$11,222,325	$77,779,184	$18,327,766
Market value of investments (Note 1)	13,868,841	118,110,399	21,037,995
Cash	106,401	94,474	1,771,735
Cash held at broker	—	300,000	—
Dividend receivable	31,752	128,907	14,595
Receivable for fund shares sold	3,653	208,510	18,247
Variation margin receivable	—	15,915	—
Total assets	$14,010,647	$118,858,205	$22,842,572

Liabilities
Payable for investments purchased	—	—	333,873
Payable for fund shares repurchased	269	89,458	45,011
Payable to investment advisor	10,285	20,832	17,932
Accrued 12b-1 fees	1,067	2,514	—
Accrued shareholder service fees	1,513	12,546	—
Accrued administration fees	1,099	8,539	1,623
Accrued CCO fees	99	835	158
Accrued expenses	9,335	35,014	7,485
Total liabilities	$23,667	$169,738	$406,082

Net assets	$13,986,980	$118,688,467	$22,436,490

Net assets at August 31, 2014 consist of
Paid-in capital	12,287,686	81,148,463	19,725,826
Undistributed net investment income	25,280	237,988	—
Accumulated net realized gain (loss)	(972,502)	(3,076,929)	435
Unrealized appreciation (depreciation) of investments	2,646,516	40,331,215	2,710,229
Unrealized appreciation (depreciation) of futures contracts	—	47,730	—
Total net assets	$13,986,980	$118,688,467	$22,436,490

Net assets
Direct Shares	$8,451,902	$106,474,903	$22,436,490
K Shares	$5,535,078	$12,213,564	$—

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	876,866	10,169,593	1,410,792
K Shares (no par value, unlimited shares authorized)	571,547	1,199,280	—

Net asset value per share
Direct Shares	$9.64	$10.47	$15.90
K Shares	$9.68	$10.18	$—

See accompanying notes to financial statements.

Statements of Operations For the Year Ended August 31, 2014

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$3,691,020	$762,651	$37,434	$32,793
Total	3,691,020	762,651	37,434	32,793

Expenses
Management fees (Note 2)	510,122	149,376	40,476	497,578
Administration fees (Note 2)	93,238	27,146	7,236	90,250
Transfer agent fees	26,497	27,233	13,109	35,025
Accounting services	45,920	17,119	9,853	35,388
Custodian fees	8,353	3,188	980	9,174
Legal and audit fees	37,296	13,721	6,363	34,750
CCO fees (Note 2)	9,212	2,711	724	9,048
Trustees fees	3,450	3,240	3,086	3,452
Insurance	3,139	920	234	2,135
Printing	3,964	3,130	1,561	6,214
Registration and dues	4,261	9,605	3,122	7,920
12b-1 fees Class A (Note 2)	—	759	—	—
12b-1 fees Class K (Note 2)	—	15,330	4,526	—
Shareholder service fees (Note 2)	—	15,330	4,526	—
Total expenses	745,452	288,808	95,796	730,934
Less reimbursement from manager (Note 2)	—	(41,269)	(38,985)	(698,141)
Net expenses	745,452	247,539	56,811	32,793
Net investment income (loss)	2,945,568	515,112	(19,377)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	397,302	295,307	1,469	(3,004)
Change in unrealized appreciation (depreciation) of investments	4,392,739	(253,964)	9,609	—
Net realized and unrealized gain (loss) of investments	4,790,041	41,343	11,078	(3,004)
Net increase (decrease) in net assets resulting from operations	$7,735,609	$556,455	$(8,299)	$(3,004)

See accompanying notes to financial statements.

Statements of Operations For the Year Ended August 31, 2014 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Investment income
Interest income	$349	$122	$331	$20
Dividend income (net of foreign tax witheld: $519; $0; $46; $21,716 respectively)	2,519,190	2,333,993	627,748	4,684,187
Total	2,519,539	2,334,115	628,079	4,684,207

Expenses
Management fees (Note 2)	312,798	669,685	262,090	969,969
Administration fees (Note 2)	113,957	152,896	47,599	176,716
Transfer agent fees	33,465	32,047	24,909	229,969
Accounting services	58,193	68,977	40,996	66,427
Custodian fees	10,428	13,865	6,932	14,545
Legal and audit fees	43,440	56,692	21,339	70,760
CCO fees (Note 2)	11,287	15,042	4,712	17,927
Trustees fees	3,451	3,447	3,452	3,447
Insurance	3,500	4,851	1,456	5,731
Printing	8,796	9,460	4,656	27,205
Registration and dues	12,227	14,157	6,539	32,416
12b-1 fees Class A (Note 2)	—	—	—	9,815
12b-1 fees Class K (Note 2)	26,366	18,508	28,523	18,205
Shareholder service fees Class K (Note 2)	26,366	18,508	28,523	18,205
Licensing fee	10,714	14,279	4,050	—
Total expenses	674,988	1,092,414	485,776	1,661,337
Less reimbursement from manager (Note 2)	(173,213)	(84,423)	(42,358)	—
Net expenses	501,775	1,007,991	443,418	1,661,337
Net investment income	2,017,764	1,326,124	184,661	3,022,870

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(83,440)	11,803,423	3,399,994	8,784,857
Net realized gain (loss) from futures contracts	645,642	271,835	507,833	—
Change in unrealized appreciation (depreciation) of investments	24,568,326	20,121,168	3,909,884	27,135,577
Change in unrealized appreciation (depreciation) of futures contracts	38,443	50,920	(7,248)	—
Net realized and unrealized gain (loss) on investments	25,168,971	32,247,346	7,810,463	35,920,434
Net increase (decrease) in net assets resulting from operations	$27,186,735	$33,573,470	$7,995,124	$38,943,304

See accompanying notes to financial statements.

Statements of Operations For the Year Ended August 31, 2014 (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$35	$264	$—
Dividend income (net of foreign tax witheld: $85,894; $560: $7,414 respectively)	450,957	1,490,768	98,123
Total	450,992	1,491,032	98,123

Expenses
Management fees (Note 2)	125,056	432,673	129,466
Administration fees (Note 2)	13,402	78,781	11,722
Transfer agent fees	17,915	55,535	11,834
Accounting services	12,013	33,313	8,476
Custodian fees	1,266	9,107	3,936
Legal and audit fees	8,672	30,047	7,412
CCO fees (Note 2)	1,328	7,929	1,213
Trustees fees	3,244	3,458	3,323
Insurance	378	1,984	121
Printing	2,551	11,486	2,403
Registration and dues	3,895	13,016	19,598
12b-1 fees Class K (Note 2)	13,987	25,644	—
Shareholder service fees Class K (Note 2)	13,987	25,644	—
Licensing fee	—	5,022	—
Total expenses	217,694	733,639	199,504
Less reimbursement from manager (Note 2)	(43,290)	(258,331)	(29,550)
Net expenses	174,404	475,308	169,954
Net investment income (loss)	276,588	1,015,724	(71,831)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(406,143)	91,394	41,429
Net realized gain from futures contracts	—	1,105,982	—
Change in unrealized appreciation of investments	2,443,356	22,418,541	2,640,437
Change in unrealized appreciation of futures contracts	—	60,898	—
Net realized and unrealized gain on investments	2,037,213	23,676,815	2,681,866
Net increase in net assets resulting from operations	$2,313,801	$24,692,539	$2,610,035

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	California Tax-Free Income Fund
	Year Ended August 31, 2014	Year Ended August 31, 2013
Operations
Net investment income	$2,945,568	$3,381,046
Net realized gain on investments	397,302	43,991
Change in unrealized appreciation (depreciation) of investments	4,392,739	(5,678,073)
Net increase (decrease) in net assets resulting from operations	7,735,609	(2,253,036)

Distributions to shareholders
Distributions from net investment income	(2,898,978)	(3,349,652)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(7,958,824)	49,434
Total (decrease)	(3,122,193)	(5,553,254)

Net assets
Beginning of period	100,233,205	105,786,459
End of period	$97,111,012	$100,233,205
Including undistributed net investment income of:	$159,539	$239,439

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2014	Year Ended August 31, 2013
Operations
Net investment income (loss)	$515,112	$578,896	$(19,377)	$(15,160)	$—	$—
Net realized gain (loss) on investments	295,307	(86,370)	1,469	4,050	(3,004)	411
Change in unrealized appreciation (depreciation) of investments	(253,964)	(1,710,532)	9,609	(35,374)	—	—
Net increase (decrease) in net assets resulting from operations	556,455	(1,218,006)	(8,299)	(46,484)	(3,004)	411

Distributions to shareholders
Distributions from net investment income
Direct shares	(425,522)	(447,342)	—	(2,554)	—	—
A shares (a)	(3,980)	(20,064)	—	—	—	—
K shares	(83,336)	(99,530)	—	—	—	—
Distributions from realized capital gains on investments
Direct shares	—	—	—	(10,793)	—	—
K shares	—	—	—	(2,587)	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(2,468,608)	(3,451,079)	(1,023,976)	(2,301,756)	36,284,009	(4,496,016)
Total increase (decrease)	(2,424,991)	(5,236,021)	(1,032,275)	(2,364,174)	36,281,005	(4,495,605)

Net assets
Beginning of period	31,255,993	36,492,014	8,716,711	11,080,885	72,629,203	77,124,808
End of period	$28,831,002	$31,255,993	$7,684,436	$8,716,711	$108,910,208	$72,629,203
Including undistributed net investment income (loss) of:	$48,680	$44,507	$(11,695)	$(16,384)	$—	$—

(a)	Class A closed on December 6th, 2013.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2014	Year Ended August 31, 2013
Operations
Net investment income	$2,017,764	$1,881,770	$1,326,124	$1,537,133	$184,661	$244,040
Net realized gain (loss) on investments	(83,440)	485,470	11,803,423	6,499,471	3,399,994	2,904,380
Net realized gain on futures contracts	645,642	1,927,828	271,835	319,165	507,833	403,040
Change in unrealized appreciation of investments	24,568,326	14,585,868	20,121,168	21,315,624	3,909,884	5,793,044
Change in unrealized appreciation (depreciation) of futures contracts	38,443	(49,720)	50,920	(104,480)	(7,248)	(40,365)
Net increase in net assets resulting from operations	27,186,735	18,831,216	33,573,470	29,566,913	7,995,124	9,304,139

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,830,441)	(1,459,063)	(1,353,463)	(1,452,986)	(172,619)	(236,663)
K shares	(153,775)	(97,677)	(40,614)	(47,327)	(13,967)	(39,683)
Distributions from realized capital gains on investments
Direct shares	(1,713,111)	—	(6,477,461)	(7,448,989)	(2,490,080)	(53,008)
K shares	(155,980)	—	(305,081)	(405,592)	(715,964)	(19,984)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	339,259	507,356	(306,900)	1,178,379	2,256,938	1,454,637
Total increase	23,672,687	17,781,832	25,089,951	21,390,398	6,859,432	10,409,438

Net assets
Beginning of period	111,217,326	93,435,494	151,285,340	129,894,942	46,239,843	35,830,405
End of period	$134,890,013	$111,217,326	$176,375,291	$151,285,340	$53,099,275	$46,239,843
Including undistributed net investment income of:	$688,763	$655,215	$154,088	$222,041	$—	$—

	Shelton Core Value Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2014	Year Ended August 31, 2013
Operations
Net investment income	$3,022,870	$3,068,951	$276,588	$331,156	$1,015,724	$527,434
Net realized gain (loss) on investments	8,784,857	5,810,827	(406,143)	(188,507)	91,394	283,085
Net realized gain (loss) on futures contracts	—	(55,112)	—	—	1,105,982	(301,402)
Change in unrealized appreciation of investments	27,135,577	23,216,522	2,443,356	1,673,282	22,418,541	6,744,836
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	60,898	(57,838)
Net increase in net assets resulting from operations	38,943,304	32,041,188	2,313,801	1,815,931	24,692,539	7,196,115

Distributions to shareholders
Distributions from net investment income
Direct shares	(3,101,667)	(2,146,175)	(221,107)	(171,773)	(899,099)	(366,065)
A shares (a)	(46,135)	(169,867)	—	—	—	—
K shares	(88,012)	(77,717)	(82,499)	(114,843)	(81,271)	(32,575)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(11,109,419)	(10,772,451)	(1,124,417)	89,542	31,016,960	11,468,746
Total increase	24,598,071	18,874,978	885,778	1,618,857	54,729,129	18,266,221

Net assets
Beginning of period	179,634,534	160,759,556	13,101,202	11,482,345	63,959,338	45,693,117
End of period	$204,232,605	$179,634,534	$13,986,980	$13,101,202	$118,688,467	$63,959,338
Including undistributed net investment income of:	$1,018,498	$1,231,442	$25,280	$52,298	$237,988	$202,634

(a)	Class A closed on December 6th, 2013.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Green Alpha Fund
	Year Ended August 31, 2014	March 12, 2013*to August 31, 2013
Operations
Net investment (loss)	$(71,831)	$(1,487)
Net realized gain (loss) on investments	41,429	(10,861)
Change in unrealized appreciation of investments	2,640,437	69,792
Net increase in net assets resulting from operations	2,610,035	57,444

Distributions to shareholders
Distributions from net investment income
Direct shares	—	—
Distributions from realized capital gains on investments
Direct shares	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	15,203,090	4,565,921
Total increase (decrease)	17,813,125	4,623,365

Net assets
Beginning of period	4,623,365	—
End of period	$22,436,490	$4,623,365
Including undistributed net investment income (loss) of:	$—	$—

*	Commencement of Operations

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

California Tax-Free Income Fund	Direct Shares
	Year Ended August 31, 2014		Year Ended August 31, 2013
	Shares	Value	Shares	Value
Shares sold	1,120,269	$12,882,540	1,083,623	$12,801,943
Shares issued in reinvestment of distributions	186,155	2,158,906	212,776	2,507,652
Shares repurchased	(1,981,074)	(23,000,270)	(1,297,257)	(15,260,161)
Net increase (decrease)	(674,650)	$(7,958,824)	(858)	$49,434

U.S. Government Securities Fund	Direct Shares				K Shares
	Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2014		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	630,421	$6,559,775	531,349	$5,690,522	114,542	$1,193,213	129,678	$1,396,020
Shares issued in reinvestment of distributions	39,737	413,205	40,660	435,163	7,999	83,336	9,308	99,530
Shares repurchased	(695,112)	(7,227,134)	(823,861)	(8,754,258)	(221,032)	(2,304,401)	(204,789)	(2,205,067)
Net (decrease)	(24,954)	$(254,154)	(251,852)	$(2,628,573)	(98,491)	$(1,027,852)	(65,803)	$(709,517)

U.S. Government Securities Fund	A Shares (a)
	Year Ended August 31, 2014		Year Ended August 31, 2013
	Shares	Value	Shares	Value
Shares sold	941	$9,811	10,509	$112,797
Shares issued in reinvestment of distributions	369	3,856	1,824	19,477
Shares repurchased	(115,492)	(1,200,269)	(22,714)	(245,263)
Net (decrease)	(114,182)	$(1,186,602)	(10,381)	$(112,989)

Short-Term U.S. Government Bond Fund	Direct Shares				K Shares
	Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2014		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	88,163	$897,054	142,166	$1,450,005	50,725	$513,427	52,642	$537,133
Shares issued in reinvestment of distributions	—	—	1,300	13,260	—	—	253	2,586
Shares repurchased	(189,462)	(1,927,698)	(355,176)	(3,623,088)	(49,998)	(506,759)	(66,817)	(681,652)
Net increase (decrease)	(101,299)	$(1,030,644)	(211,710)	$(2,159,823)	727	$6,668	(13,922)	$(141,933)

The United States Treasury Trust	Direct Shares		K Shares
	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2014	Year Ended August 31, 2013
	Shares/ Value	Shares/ Value	Shares/ Value	Shares/ Value
Shares sold	115,920,492	43,779,594	2,170,168	1,527,069
Shares issued in reinvestment of distributions	—	—	—	—
Shares repurchased	(79,499,496)	(48,917,552)	(2,307,155)	(2,666,425)
Net increase (decrease)	36,420,996	(5,137,958)	(136,987)	(1,139,356)

(a)	Class A closed on December 6th, 2013.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P 500 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2014		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	310,526	$11,586,574	836,825	$24,905,058	49,342	$1,840,281	86,879	$2,784,756
Shares issued in reinvestment of distributions	89,839	3,325,527	43,348	1,346,027	8,339	308,540	3,087	96,497
Shares repurchased	(365,279)	(13,750,313)	(832,978)	(26,343,047)	(80,415)	(2,971,350)	(73,058)	(2,281,935)
Net increase (decrease)	35,086	$1,161,788	47,195	$(91,962)	(22,734)	$(822,529)	16,908	$599,318

S&P MidCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2014		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	534,111	$15,577,227	503,896	$12,638,719	34,485	$999,328	62,696	$1,543,760
Shares issued in reinvestment of distributions	269,152	7,599,984	377,978	8,579,907	12,275	344,078	20,077	451,211
Shares repurchased	(756,369)	(22,099,524)	(810,415)	(20,193,384)	(94,673)	(2,727,993)	(74,264)	(1,841,834)
Net increase (decrease)	46,894	$1,077,687	71,459	$1,025,242	(47,913)	$(1,384,587)	8,509	$153,137

S&P SmallCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2014		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	342,945	$7,260,398	363,563	$6,564,770	80,412	$1,671,811	130,497	$2,256,777
Shares issued in reinvestment of distributions	125,059	2,641,936	16,715	286,749	35,117	729,931	3,629	59,667
Shares repurchased	(310,460)	(6,620,360)	(280,046)	(4,979,317)	(164,334)	(3,426,778)	(157,743)	(2,734,009)
Net increase (decrease)	157,544	$3,281,974	100,232	$1,872,202	(48,805)	$(1,025,036)	(23,617)	$(417,565)

Shelton Core Value Fund	Direct Shares				K Shares
	Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2014		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	1,058,222	$25,092,144	507,740	$10,265,462	44,448	$1,053,495	66,870	$1,320,490
Shares issued in reinvestment of distributions	126,025	3,001,240	108,117	2,083,511	3,746	87,993	4,063	77,705
Shares repurchased	(898,482)	(21,590,064)	(1,086,963)	(21,726,296)	(130,748)	(3,035,171)	(69,441)	(1,379,948)
Net increase (decrease)	285,765	$6,503,320	(471,106)	$(9,377,323)	(82,554)	$(1,893,683)	1,492	$18,247
Shelton Core Value Fund	A Shares (a)
	Year Ended August 31, 2014		Year Ended August 31, 2013
	Shares	Value	Shares	Value
Shares sold	2,371	$53,296	17,756	$355,448
Shares issued in reinvestment of distributions	2,040	44,913	8,610	165,488
Shares repurchased	(670,500)	(15,817,265)	(98,613)	(1,934,311)
Net increase (decrease)	(666,089)	$(15,719,056)	(72,247)	$(1,413,375)

(a)	Class A closed on December 6th, 2013.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

European Growth & Income Fund	Direct Shares				K Shares
	Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2014		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	297,938	$2,816,249	228,942	$1,877,568	104,314	$992,398	141,790	$1,153,012
Shares issued in reinvestment of distributions	22,729	220,500	21,430	171,329	8,474	82,499	14,322	114,843
Shares repurchased	(316,529)	(3,046,747)	(230,686)	(1,904,481)	(233,170)	(2,189,316)	(161,371)	(1,322,729)
Net increase (decrease)	4,138	$(9,998)	19,686	$144,416	(120,382)	$(1,114,419)	(5,259)	$(54,874)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2014		Year Ended August 31, 2013
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	5,071,470	$47,783,109	4,355,572	$31,407,842	381,395	$3,496,185	324,473	$2,264,880
Shares issued in reinvestment of distributions	93,848	865,732	49,915	357,093	9,013	80,430	4,709	32,460
Shares repurchased	(1,848,486)	(17,265,078)	(2,699,979)	(19,421,764)	(448,852)	(3,943,418)	(453,460)	(3,171,765)
Net increase (decrease)	3,316,832	$31,383,763	1,705,508	$12,343,171	(58,444)	$(366,803)	(124,278)	$(874,425)

Shelton Green Alpha Fund	Direct Shares
	Year Ended August 31, 2014		Year Ended August 31, 2013
	Shares	Value	Shares	Value
Shares sold	1,274,345	$18,902,910	458,270	$5,410,633
Shares repurchased	(250,188)	(3,699,820)	(71,635)	(844,712)
Net increase	1,024,157	$15,203,090	386,635	$4,565,921

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year)

California Tax-Free Income Fund Direct Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$11.27	$11.89	$11.38	$11.69	$11.27
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.33	0.38	0.41	0.44	0.46
Net gain (loss) on securities(both realized and unrealized)	0.54	(0.62)	0.51	(0.25)	0.42
Total from investment operations	0.87	(0.25)	0.92	0.19	0.88
LESS DISTRIBUTIONS
Dividends from net investment income	(0.33)	(0.38)	(0.41)	(0.45)	(0.46)
Distributions from capital gains	—	—	—	(0.05)	0.00 (a)
Total distributions	(0.33)	(0.38)	(0.41)	(0.50)	(0.46)
Net asset value, end of period	$11.81	$11.27	$11.89	$11.38	$11.69

Total return	7.80%	(2.12)%	8.17%	1.73%	7.98%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$97,111	$100,233	$105,786	$99,223	$111,786
Ratio of expenses to average net assets	0.73%	0.71%	0.72%	0.72%	0.73%
Ratio of net investment income to average net assets	2.88%	3.29%	3.50%	3.93%	4.02%
Portfolio turnover	10%	11%	10%	2%	10%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

U.S. Government Securities Fund Direct Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$10.38	$10.93	$10.79	$10.68	$10.38
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.19	0.19	0.20	0.21	0.31
Net gain (loss) on securities (both realized and unrealized)	0.02	(0.56)	0.13	0.11	0.30
Total from investment operations	0.21	(0.37)	0.33	0.32	0.61
LESS DISTRIBUTIONS
Dividends from net investment income	(0.19)	(0.18)	(0.19)	(0.21)	(0.31)
Net asset value, end of period	$10.40	$10.38	$10.93	$10.79	$10.68

Total return	2.03%	(3.38)%	3.13%	3.09%	6.04%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$22,746	$22,968	$26,927	$28,080	$32,467
Ratio of expenses to average net assets:
Before expense reimbursements	0.86%	0.86%	0.87%	0.86%	0.94%
After expense reimbursements	0.72%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets
Before expense reimbursements	1.68%	1.62%	1.69%	1.85%	2.79%
After expense reimbursements	1.82%	1.74%	1.82%	1.97%	2.99%
Portfolio turnover	32%	6%	9%	62%	54%

K Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$10.40	$10.96	$10.82	$10.70	$10.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.14	0.13	0.14	0.16	0.26
Net gain (loss) on securities (both realized and unrealized)	0.01	(0.55)	0.14	0.12	0.30
Total from investment operations	0.15	(0.42)	0.28	0.28	0.56
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)	(0.14)	(0.14)	(0.16)	(0.29)
Net asset value, end of period	$10.41	$10.40	$10.96	$10.82	$10.70

Total return	1.48%	(3.88)%	2.60%	2.65%	5.50%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$6,085	$7,103	$8,202	$8,878	$8,668
Ratio of expenses to average net assets:
Before expense reimbursements	1.36%	1.36%	1.37%	1.37%	1.44%
After expense reimbursements	1.22%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursements	1.18%	1.12%	1.19%	1.35%	2.30%
After expense reimbursements	1.32%	1.24%	1.32%	1.47%	2.50%
Portfolio turnover	32%	6%	9%	62%	54%

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$10.17	$10.23	$10.32	$10.41	$10.26
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.01)	(0.01)	0.05	0.07	0.09
Net gain (loss) on securities (both realized and unrealized)	0.01	(0.04)	(0.07)	(0.04)	0.15
Total from investment operations	—	(0.05)	(0.02)	0.03	0.24
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	(0.05)	(0.07)	(0.09)
Distributions from capital gains	—	(0.01)	(0.02)	(0.05)	—
Total distributions	—	(0.01)	(0.07)	(0.12)	(0.09)
Net asset value, end of period	$10.17	$10.17	$10.23	$10.32	$10.41

Total return	0.00%	(0.43)%	(0.20)%	0.33%	2.32%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$5,789	$6,819	$9,021	$11,668	$12,581
Ratio of expenses to average net assets:
Before expense reimbursements	1.06%	1.07%	0.98%	0.92%	0.89%
After expense reimbursements	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets
Before expense reimbursements	(0.60)%	(0.53)%	0.10%	0.37%	0.59%
After expense reimbursements	(0.13)%	(0.05)%	0.49%	0.70%	0.89%
Portfolio turnover	28%	50%	13%	28%	42%

K Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$10.15	$10.25	$10.34	$10.43	$10.30
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.06)	(0.06)	(0.00)	0.02	0.04
Net gain (loss) on securities (both realized and unrealized)	0.01	(0.03)	(0.07)	(0.04)	0.15
Total from investment operations	(0.05)	(0.09)	(0.07)	(0.02)	0.19
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.02)	(0.06)
Distributions from capital gains	—	(0.01)	(0.02)	(0.05)	—
Total distributions	—	(0.01)	(0.02)	(0.07)	(0.06)
Net asset value, end of period	$10.10	$10.15	$10.25	$10.34	$10.43

Total return	(0.49)%	(0.85)%	(0.66)%	(0.18)%	1.82%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$1,896	$1,898	$2,060	$3,075	$3,224
Ratio of expenses to average net assets:
Before expense reimbursements	1.56%	1.57%	1.48%	1.42%	1.39%
After expense reimbursements	1.09%	1.09%	1.09%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(1.10)%	(1.04)%	(0.40)%	(0.13)%	0.09%
After expense reimbursements	(0.63)%	(0.56)%	(0.01)%	0.20%	0.39%
Portfolio turnover	28%	50%	13%	28%	42%

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

The United States Treasury Trust Direct Shares	Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		—		—
Net gain (loss) on securities (both realized and unrealized)	—		(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	0.001
Total from investment operations	—		(0.000)		(0.000)		(0.000)		0.001
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	—		—		—		(0.000	)(a)	(0.001)
Total distributions	—		—		—		(0.000)		(0.001)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00%		0.00%		0.00%		0.00%		0.11%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$105,897		$69,479		$74,617		$61,459		$67,354
Ratio of expenses to average net assets:
Before expense reimbursements	0.73%		0.76	%(c)	0.78	%(c)	0.78	%(c)	0.94	%(c)
After expense reimbursements	0.03	%(c)	0.07	%(c)	0.05	%(c)	0.12	%(c)	0.15	%(c)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.70)%		(0.69	)%(c)	(0.73	)%(c)	(0.66	)%(c)	(0.79	)%(c)
After expense reimbursements	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)

K Shares	Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		—		—
Net gain (loss) on securities (both realized and unrealized)	—		(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	—
Total from investment operations	—		(0.000)		(0.000)		(0.000)		—
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	—		—		—		(0.000	)(a)	—
Total distributions	—		—		—		(0.000)		—
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00%		0.00%		0.00%		0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$3,013		$3,150		$2,508		$3,647		$3,486
Ratio of expenses to average net assets:
Before expense reimbursements	0.73%		0.76	%(c)	0.77	%(c)	0.78	%(c)	0.93	%(c)
After expense reimbursements	0.03	%(c)	0.07	%(c)	0.05	%(c)	0.12	%(c)	0.14	%(c)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.70)%		(0.69	)%(c)	(0.73	)%(c)	(0.66	)%(c)	(0.79	)%(c)
After expense reimbursements	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Includes negative yield waiver adjustment.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P 500 Index Fund Direct Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$33.59	$28.78	$24.91	$21.41	$20.81
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.62	0.57	0.50	0.44	0.39
Net gain on securities (both realized and unrealized)	7.57	4.71	3.85	3.50	0.58
Total from investment operations	8.19	5.28	4.35	3.94	0.97
LESS DISTRIBUTIONS
Dividends from net investment income	(0.60)	(0.47)	(0.48)	(0.44)	(0.37)
Distributions from capital gains	(0.57)	—	—	—	—
Total distributions	(1.17)	(0.47)	(0.48)	(0.44)	(0.37)
Paid-in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of period	$40.61	$33.59	$28.78	$24.91	$21.41

Total return	24.75%	18.50%	17.68%	18.36%	4.62%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$123,654	$101,124	$85,269	$74,717	$65,837
Ratio of expenses to average net assets:
Before expense reimbursements	0.50%	0.52%	0.54%	0.51%	0.56%
After expense reimbursements	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of net investment income to average net assets
Before expense reimbursements	1.52%	1.65%	1.70%	1.55%	1.52%
After expense reimbursements	1.66%	1.81%	1.88%	1.70%	1.72%
Portfolio turnover	1%	3%	3%	1%	7%

K Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$33.63	$28.83	$24.95	$21.47	$20.88
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.43	0.41	0.37	0.31	0.28
Net gain on securities (both realized and unrealized)	7.55	4.74	3.86	3.51	0.60
Total from investment operations	7.98	5.15	4.23	3.82	0.88
LESS DISTRIBUTIONS
Dividends from net investment income	(0.54)	(0.35)	(0.35)	(0.34)	(0.29)
Distributions from capital gains	(0.57)	—	—	—	—
Total distributions	(1.11)	(0.35)	(0.35)	(0.34)	(0.29)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of period	$40.50	$33.63	$28.83	$24.95	$21.47

Total return	24.08%	17.95%	17.08%	17.77%	4.15%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$11,236	$10,093	$8,166	$8,749	$7,322
Ratio of expenses to average net assets:
Before expense reimbursements	1.00%	1.02%	1.04%	1.01%	1.06%
After expense reimbursements	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets
Before expense reimbursements	1.01%	1.15%	1.20%	1.05%	1.03%
After expense reimbursements	1.15%	1.31%	1.38%	1.20%	1.22%
Portfolio turnover	1%	3%	3%	1%	7%

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P MidCap Index Fund Direct Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$26.54	$23.11	$21.68	$17.84	$16.17
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.24	0.30	0.18	0.17	0.16
Net gain on securities (both realized and unrealized)	5.61	4.81	2.35	3.83	1.71
Total from investment operations	5.85	5.11	2.53	4.00	1.87
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)	(0.27)	(0.15)	(0.16)	(0.17)
Distributions from capital gains	(1.20)	(1.41)	(0.95)	—	(0.03)
Total distributions	(1.44)	(1.68)	(1.10)	(0.16)	(0.20)
Paid-in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of period	$30.95	$26.54	$23.11	$21.68	$17.84

Total return	22.63%	23.39%	12.22%	22.38%	11.54%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$169,020	$143,699	$123,478	$120,089	$104,162
Ratio of expenses to average net assets:
Before expense reimbursements	0.63%	0.64%	0.65%	0.63%	0.66%
After expense reimbursements	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets
Before expense reimbursements	0.76%	1.04%	0.72%	0.69%	0.80%
After expense reimbursements	0.81%	1.10%	0.80%	0.74%	0.88%
Portfolio turnover	10%	8%	11%	16%	10%

K Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$26.38	$23.00	$21.57	$17.77	$16.13
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.09	0.18	0.06	0.05	0.07
Net gain on securities (both realized and unrealized)	5.58	4.77	2.36	3.82	1.70
Total from investment operations	5.67	4.95	2.42	3.87	1.77
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.16)	(0.04)	(0.07)	(0.10)
Distributions from capital gains	(1.20)	(1.41)	(0.95)	—	(0.03)
Total distributions	(1.36)	(1.57)	(0.99)	(0.07)	(0.13)
Net asset value, end of period	$30.69	$26.38	$23.00	$21.57	$17.77

Total return	22.01%	22.75%	11.69%	21.78%	10.97%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$7,355	$7,587	$6,417	$7,813	$6,439
Ratio of expenses to average net assets:
Before expense reimbursements	1.13%	1.14%	1.15%	1.13%	1.16%
After expense reimbursements	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets
Before expense reimbursements	0.26%	0.54%	0.22%	0.19%	0.29%
After expense reimbursements	0.31%	0.61%	0.29%	0.24%	0.38%
Portfolio turnover	10%	8%	11%	16%	10%

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P SmallCap Index Fund Direct Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$19.62	$15.71	$14.59	$11.72	$10.98
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.10	0.14	0.09	0.07	0.03
Net gain on securities (both realized and unrealized)	3.26	3.94	2.28	2.87	0.74
Total from investment operations	3.36	4.08	2.37	2.94	0.77
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)	(0.14)	(0.08)	(0.06)	(0.01)
Distributions from capital gains	(1.34)	(0.03)	(1.17)	(0.01)	—
Return of capital distribution	—	—	—	—	(0.02)
Total distributions	(1.43)	(0.17)	(1.25)	(0.07)	(0.03)
Paid-in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of period	$21.55	$19.62	$15.71	$14.59	$11.72

Total return	17.28%	26.14%	17.35%	25.11%	7.03%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$41,651	$34,838	$26,325	$22,203	$18,394
Ratio of expenses to average net assets:
Before expense reimbursements	0.82%	0.89%	0.92%	0.89%	0.95%
After expense reimbursements	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets
Before expense reimbursements	0.38%	0.57%	0.45%	0.34%	0.02%
After expense reimbursements	0.46%	0.72%	0.63%	0.49%	0.24%
Portfolio turnover	13%	15%	0%	23%	5%

K Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$19.36	$15.52	$14.42	$11.61	$10.90
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.01)	0.06	0.02	—	(0.03)
Net gain on securities (both realized and unrealized)	3.21	3.87	2.26	2.85	0.74
Total from investment operations	3.20	3.93	2.28	2.85	0.71
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.06)	(0.01)	(0.03)	—
Distributions from capital gains	(1.34)	(0.03)	(1.17)	(0.01)	—
Total distributions	(1.37)	(0.09)	(1.18)	(0.04)	—
Net asset value, end of period	$21.19	$19.36	$15.52	$14.42	$11.61

Total return	16.64%	25.47%	16.83%	24.52%	6.51%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$11,448	$11,402	$9,505	$9,987	$7,806
Ratio of expenses to average net assets:
Before expense reimbursements	1.32%	1.39%	1.42%	1.39%	1.45%
After expense reimbursements	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursements	(0.13)%	0.10%	(0.05)%	(0.16)%	(0.48)%
After expense reimbursements	(0.04)%	0.25%	0.13%	(0.01)%	(0.26)%
Portfolio turnover	13%	15%	0%	23%	5%

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Core Value Fund Direct Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$21.58	$18.13	$16.17	$14.03	$13.14
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.38	0.37	0.32	0.27	0.23
Net gain on securities (both realized and unrealized)	4.42	3.37	1.95	2.12	0.82
Total from investment operations	4.80	3.74	2.27	2.39	1.05
LESS DISTRIBUTIONS
Dividends from net investment income	(0.40)	(0.29)	(0.31)	(0.25)	(0.16)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.40)	(0.29)	(0.31)	(0.25)	(0.16)
Net asset value, end of period	$25.98	$21.58	$18.13	$16.17	$14.03

Total return	22.45%	20.80%	14.20%	17.01%	8.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$196,820	$157,350	$140,741	$129,317	$123,305
Ratio of expenses to average net assets:	0.83%	0.84%	0.88%	0.87%	0.99%
Ratio of net investment income to average net assets	1.58%	1.83%	1.85%	1.63%	1.57%
Portfolio turnover	3%	5%	4%	13%	76%
K Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$21.40	$18.00	$16.06	$13.95	$13.07
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.25	0.27	0.23	0.19	0.12
Net gain on securities (both realized and unrealized)	4.39	3.34	1.93	2.12	0.87
Total from investment operations	4.64	3.61	2.16	2.31	0.99
LESS DISTRIBUTIONS
Dividends from net investment income	(0.28)	(0.21)	(0.22)	(0.20)	(0.11)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.28)	(0.21)	(0.22)	(0.20)	(0.11)
Net asset value, end of period	$25.76	$21.40	$18.00	$16.06	$13.95

Total return	21.81%	20.20%	13.59%	16.49%	7.56%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$7,413	$7,924	$6,640	$6,624	$5,421
Ratio of expenses to average net assets:	1.33%	1.34%	1.38%	1.37%	1.49%
Ratio of net investment income to average net assets	1.08%	1.33%	1.35%	1.14%	1.07%
Portfolio turnover	3%	5%	4%	13%	76%

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

European Growth & Income Fund Direct Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$8.37	$7.40	$7.62	$7.42	$8.17
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.20	0.23	0.22	0.21	0.19
Net gain (loss) on securities (both realized and unrealized)	1.30	0.94	(0.21)	0.20	(0.73)
Total from investment operations	1.50	1.17	0.01	0.41	(0.54)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.23)	(0.20)	(0.23)	(0.21)	(0.21)
Net asset value, end of period	$9.64	$8.37	$7.40	$7.62	$7.42

Total return	17.92%	15.96%	0.20%	5.25%	(6.64)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$8,452	$7,306	$6,314	$5,871	$5,637
Ratio of expenses to average net assets:
Before expense reimbursements	1.29%	1.38%	1.43%	1.35%	1.38%
After expense reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets
Before expense reimbursements	1.81%	2.46%	2.58%	2.17%	2.01%
After expense reimbursements	2.10%	2.84%	3.01%	2.52%	2.38%
Portfolio turnover	15%	3%	0%	8%	0%

K Shares	Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$8.38		$7.41		$7.63		$7.43	$8.20
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.14		0.19		0.19		0.17	0.16
Net gain (loss) on securities (both realized and unrealized)	1.30		0.95		(0.22)		0.21	(0.75)
Total from investment operations	1.44		1.14		(0.03)		0.38	(0.59)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)		(0.17)		(0.19)		(0.18)	(0.18)
Net asset value, end of period	$9.68		$8.38		$7.41		$7.63	$7.43

Total return	17.19	%(h)	15.47	%(h)	(0.33	)%(h)	4.82%	(7.21)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$5,535		$5,795		$5,169		$5,888	$5,563
Ratio of expenses to average net assets:
Before expense reimbursements	1.79	%(i)	1.88	%(i)	1.93	%(i)	1.85%	1.88%
After expense reimbursements	1.49	%(i)	1.50	%(i)	1.50	%(i)	1.50%	1.50%
Ratio of net investment income to average net assets
Before expense reimbursements	1.22	%(i)	1.92	%(i)	2.13	%(i)	1.64%	1.56%
After expense reimbursements	1.51	%(i)	2.31	%(i)	2.56	%(i)	1.99%	1.94%
Portfolio turnover	15	%(h)	3	%(h)	0	%(h)	8%	0%

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Nasdaq-100 Index Fund Direct Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of period	$7.92	$7.04	$5.67	$4.47	$4.12
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.11	0.08	0.04	0.03	0.01
Net gain on securities (both realized and unrealized)	2.55	0.86	1.36	1.19	0.35
Total from investment operations	2.66	0.94	1.40	1.22	0.36
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.06)	(0.03)	(0.02)	(0.01)
Return of capital distribution	—	—	—	—	(0.00	)(a)
Total distributions	(0.11)	(0.06)	(0.03)	(0.02)	(0.01)
Paid-in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of period	$10.47	$7.92	$7.04	$5.67	$4.47

Total return	33.77%	13.46%	24.78%	27.31%	8.73%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$106,475	$54,259	$36,220	$17,912	$14,146
Ratio of expenses to average net assets:
Before expense reimbursements	0.79%	0.83%	0.88%	0.90%	0.96%
After expense reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.95%	0.73%	0.27%	0.08%	(0.24)%
After expense reimbursements	1.25%	1.08%	0.66%	0.50%	0.24%
Portfolio turnover	3%	13%	24%	24%	4%

K Shares	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010
Net asset value, beginning of period	$7.71	$6.85	$5.53		$4.37		$4.03
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) (b)	0.06	0.04	0.01		—		(0.01)
Net gain on securities (both realized and unrealized)	2.48	0.84	1.31		1.16		0.35
Total from investment operations	2.54	0.88	1.32		1.16		0.34
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)	(0.02)	(0.00	)(a)	(0.00	)(a)	—
Net asset value, end of period	$10.18	$7.71	$6.85		$5.53		$4.37

Total return	33.11%	12.95%	23.94%		26.63%		8.44%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$12,214	$9,700	$9,473		$7,771		$5,452
Ratio of expenses to average net assets:
Before expense reimbursements	1.29%	1.33%	1.38%		1.40%		1.46%
After expense reimbursements	0.99%	0.99%	0.99%		0.99%		0.99%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.39%	0.24%	(0.28)%		(0.42)%		(0.73)%
After expense reimbursements	0.69%	0.58%	0.11%		0.00%		(0.26)%
Portfolio turnover	3%	13%	24%		24%		4%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Green Alpha Fund Direct Shares	Year Ended August 31, 2014	March 12, 2013(g) to August 31, 2013
Net asset value, beginning of period	$11.96	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) (b)	(0.08)	(0.01)
Net gain on securities (both realized and unrealized)	4.02	1.97
Total from investment operations	3.94	1.96
LESS DISTRIBUTIONS
Dividends from net investment income	—	—
Return of capital distribution	—	—
Total distributions	—	—
Paid-in capital from redemption fee (Note 1)	—	—
Net asset value, end of period	$15.90	$11.96

Total return	32.94%	19.60	%(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$22,436	$4,623
Ratio of expenses to average net assets:
Before expense reimbursements	1.54%	5.16	%(i)
After expense reimbursements	1.31%	1.24	%(i)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.78)%	(4.11	)%(i)
After expense reimbursements	(0.55)%	(0.19	)%(i)
Portfolio turnover	5%	12	%(h)

(b)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements	August 31, 2014

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund (the "Funds") are each a series of shares of beneficial interest of the Shelton Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund seeks as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors' principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Shelton Core Value Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy by investing in common stocks of companies believed to be leaders in managing environmental risks and opportunities. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

The Shelton Funds began offering additional classes of shares, Class K, on October 16, 2003 and Class A, on May 7, 2010. The Class A shares were liquidated effective December 6, 2013. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds were allocated proportionately to the three classes of shares offered, now two after the Class A liquidation, based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which were charged only to the K and A Shares, now K shares only. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Portfolio securities of the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund is valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds' Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash, as collateral, for the account of the broker (a Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2014, available to offset future capital gains, if any, are as follows:

Expiring	United States Government Securities Fund	United States Treasury Trust Fund	Shelton Core Value Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
2015	$80,163	$—	$—	$6,268	$1,356,596
2016	36,975	—	3,983,099	9,647	364,175
2017	109,369	—	847,723	—	642,849
2018	141,867	—	3,699,956	124,746	596,391
2019	245,271	—	—	205,587	—
Long Term with No Expiration	—	—	—	218,028	—
Short Term with No Expiration	—	2,646	—	721	—
Total	$613,645	$2,646	$8,530,778	$564,997	$2,960,011

$9,731 and $68,166 of unutilized capital loss carry forwards expired at August 31, 2014 for Euopean Growth & Income Fund and U.S. Government Securities Fund respectively.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2014

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2014, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
California Tax-Free Income Fund	$126,490	$(126,490)	$—
U.S. Government Securities Fund	(68,166)	1,899	66,267
Short-Term U.S. Government Bond Fund	(23,833)	24,066	(233)
The United States Treasury Trust Fund	380	—	(380)
S&P 500 Index Fund	—	—	—
S&P MidCap Index Fund	—	—	—
S&P SmallCap Index Fund	—	1,925	(1,925)
European Growth & Income Fund	(9,731)	—	9,731
Nasdaq-100 Index Fund	—	—	—
Shelton Green Alpha Fund	(41,698)	71,831	(30,133)

(d) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust's understanding of the applicable country's tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The Fund intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(e) Concentration – The California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in the state of California.

(f) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g) Share Valuations – The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran's Day (observed). The offering and redemption price per share of each Fund is equal to a Fund's NAV per share.

(h) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Fund's 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2014

The following table summarizes the valuation of the Trust's securities at August 31, 2014 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (d)	Investments in Securities	Total	Futures Contracts - Assets or (Liabilities) (c)
California Tax-Free Income Fund	$—	$96,183,081	$—	$96,183,081	$—
U.S. Government Securities Fund	—	28,667,732	—	28,667,732	—
Short-Term U.S. Government Bond Fund	—	7,652,246	—	7,652,246	—
The United States Treasury Trust Fund	—	108,997,302	—	108,997,302	—
S&P 500 Index Fund	133,975,351	499,991	—	134,475,342	2,865
S&P MidCap Index Fund	176,404,579	—	—	176,404,579	1,268
S&P SmallCap Index Fund	52,685,622	199,996	—	52,885,618	4,118
Shelton Core Value Fund	193,344,953	8,099,847	1,900,000	203,344,800	—
European Growth & Income Fund	13,868,841	—	—	13,868,841	—
Nasdaq-100 Index Fund	113,710,482	4,399,917	—	118,110,399	15,915
Shelton Green Alpha Fund	21,037,995	—	—	21,037,995	—
Total	$705,027,823	$254,700,112	$1,900,000	$961,627,935	$24,166

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of August 31, 2014.
(b)	All publicly traded common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents variation margin on the last day of the reporting period.
(d)	All fixed income securities in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

Shelton Core Value Fund
Level 3 Securities	Preferred Stock
Beginning balance	$—
Net purchases	2,000,000
Net sales	—
Total realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(100,000)
Accrued interest	—
Transfers into Level 3	—
Transfers out of level 3	—
Ending balance	$1,900,000

The convertible preferred security is valued at fair value. The value of the common stock is reviewed at least once a week.

Should the common stock rise over ten cents per share or fall over five cents per share and maintain that level for a one week period, a pricing committee would be reconvened to evaluate the price valuation.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, Shelton Green Alpha Fund and European Growth & Income Fund can use Futures contracts and strategies for achieving the investment objectives.

Although the Funds' primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds' performance will be impacted.

Under normal circumstances the Funds may follow a number of investment policies to achieve its objective. The Funds may invest in futures. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds' policy to hold cash deposits and cash equivalents equal to or greater than the total notional value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At August 31, 2014, the number of open future contracts in S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund was 9, 2, 3 and 59 respectively. The Shelton Core Value Fund, European Growth & Income Fund and Shelton Green Alpha Fund held no futures contracts at August 31, 2014. Only current day's variation margin is reported as an asset or liability within the statement of assets and liabilities.

The realized gains or losses and change in unrealized gains or losses on future contracts are reflected on the Statement of Operations.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2014

The effect of derivative instruments on the Statements of Assets & Liabilities for the year ended August 31, 2014:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Receivable
S&P 500 Index Fund – Equity contracts	$2,865
S&P MidCap Index Fund – Equity contracts	$1,268
S&P SmallCap Index Fund – Equity contracts	$4,118
Nasdaq-100 Index Fund – Equity contracts	$15,915

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2014:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund - Equity contracts	$645,642	$38,443
S&P MidCap Index Fund - Equity contracts	$271,835	$50,920
S&P SmallCap Index Fund - Equity contracts	$507,833	$(7,243)
Nasdaq-100 Index Fund - Equity contracts	$1,105,982	$60,898

The previously disclosed derivative instruments outstanding as of August 31, 2014, and their effect on the Statement of Operations for the period ending August 31, 2014, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund – Equity contracts	$2,650,343
S&P MidCap Index Fund – Equity contracts	$1,118,597
S&P SmallCap Index Fund – Equity contracts	$1,821,626
Nasdaq-100 Index Fund – Equity contracts	$3,012,925

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management, a dba of CCM Partners ("Shelton Capital" or the "Advisor"), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

In accordance with the terms of the management agreements with California Tax-Free Income Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, the Advisor receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, the Advisor receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, the Advisor receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, the Advisor receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. Except for the Shelton Green Alpha Fund, the Advisor has agreed to reduce its fee by, or reimburse the respective Funds, for any amount necessary to prevent a Fund's total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund's average daily net assets. In accordance with the terms of the management agreement with Shelton Green Alpha Fund, Shelton Capital receives compensation at the annual rate of 1.00% of the Fund's average daily net assets. In turn Shelton Capital pays to the sub-advisor 0.50% of the annual rate. The Advisor has contractually agreed to further reduce total operating expenses. This additional contractual reimbursement is effective until January 2, 2015 unless renewed and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees' review and approval. Reimbursement from the manager for the period ended August 31, 2014, is as follows:

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2014

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares		Expiration
U.S. Government Securities Fund	$40,772	0.74%	1.24%		1/2/15
Short-Term U.S. Government Bond Fund	38,985	0.59%	1.09%		1/2/15
The United States Treasury Trust(a)	698,141	0.03%	0.03%		1/2/15
S&P 500 Index Fund	173,213	0.36%	0.86%		1/2/15
S&P MidCap Index Fund	84,423	0.58%	1.08%		1/2/15
S&P SmallCap Index Fund	42,358	0.74%	1.24%		1/2/15
European Growth & Income Fund	43,289	1.00%	1.50%		1/2/15
Nasdaq-100 Index Fund	258,331	0.49%	0.99%		1/2/15
Shelton Green Alpha Fund	29,549	1.38%	N/	A	1/2/15

(a)	The Advisor is waiving fees to keep the yield non-negative for the United States Treasury Trust.

At August 31, 2014, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $3,688,556. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/15	Expires 8/31/16	Expires 8/31/17	Total
U.S. Government Securities Fund	$51,670	$42,642	$40,772	$135,084
Short-Term U.S. Government Bond Fund	51,793	47,533	38,985	138,311
The United States Treasury Trust	503,632	510,548	698,141	1,712,321
S&P 500 Index Fund	157,408	170,589	173,213	501,210
S&P MidCap Index Fund	94,461	88,777	84,423	267,661
S&P SmallCap Index Fund	60,960	61,085	42,358	164,403
European Growth & Income Fund	48,355	48,911	43,289	140,555
Nasdaq-100 Index Fund	126,483	183,818	258,331	568,632
Green Alpha Fund	—	30,829	29,550	60,379
Total	$1,094,762	$1,184,732	$1,409,062	$3,688,556

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Teresa Axelson has served as the Chief Compliance Officer ("CCO") of the Trust since November 2011. Ms. Axelson is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust during her employment, and Shelton Capital is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the "Plan"), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund's Class K Shares. The Plan was amended to eliminate the Class A Shares. All A Share accounts were liquidated effective December 6, 2013.

Shelton Funds adopted a Shareholder Services Plan (the "Services Plan"), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds' Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the period ended August 31, 2014, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b‑1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$15,330	$15,330
Short-Term U.S. Government Bond Fund	4,526	4,526
The United States Treasury Trust	—	—
S&P 500 Index Fund	26,366	26,366
S&P MidCap Index Fund	18,508	18,508
S&P SmallCap Index Fund	28,523	28,523
Shelton Core Value Fund	18,205	18,205
European Growth & Income Fund	13,987	13,987
Nasdaq-100 Index fund	25,644	25,644

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2014

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended August 31, 2014 were as follows:

Fund	Purchases	Sales
California Tax-Free Income Fund	$9,239,351	$13,606,792
U.S. Government Securities Fund	9,362,793	11,465,462
Short-Term U.S. Government Bond Fund	2,252,316	3,143,932
S&P 500 Index Fund	3,659,401	1,609,564
S&P MidCap Index Fund	17,244,282	20,144,048
S&P SmallCap Index Fund	9,254,867	6,388,200
Shelton Core Value Fund	6,332,919	23,930,638
European Growth & Income Fund	2,131,402	2,918,013
Nasdaq-100 Index Fund	34,076,553	2,103,346
Shelton Green Alpha Fund	15,061,448	552,236

Note 4 - TAX CHARACTER

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

The tax character of distributions paid during the years ended August 31, 2014 and 2013 was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains (a)	Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2014	$—	$8,255	$—	$2,890,723	$2,898,978
	2013	—	3,928	—	3,345,725	3,349,653
U.S. Government Securities Fund	2014	—	512,838	—	—	512,838
	2013	—	566,936	—	—	566,936
Short-Term U.S. Government Bond Fund	2014	—	—	—	—	—
	2013	—	8,795	7,139	—	15,934
The United States Treasury Trust	2014	—	—	—	—	—
	2013	—	—	—	—	—
S&P 500 Index Fund	2014	—	2,755,759	1,097,548	—	3,853,307
	2013	—	1,556,740	—	—	1,556,740
S&P Mid Cap Index Fund	2014	—	1,555,688	6,620,931	—	8,176,619
	2013	—	1,854,547	7,500,347	—	9,354,894
S&P Small Cap Index Fund	2014	—	571,945	2,820,685	—	3,392,630
	2013	—	349,338	—	—	349,338
Shelton Core Value Fund	2014	—	3,235,814	—	—	3,235,814
	2013	—	2,393,759	—	—	2,393,759
European Growth & Income Fund	2014	—	303,606	—	—	303,606
	2013	—	286,616	—	—	286,616
Nasdaq-100 Index Fund	2014	—	980,370	—	—	980,370
	2013	—	398,640	—	—	398,640
Green Alpha Fund	2014	—	—	—	—	—
	2013	—	—	—	—	—

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2014.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2014

The tax character of distributable earnings at August 31, 2014 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses (b)		Total Distributable Earnings/ Accumulated Loss
California Tax-Free Income Fund	$126,085	(a)	$339,803	$—	$5,086,086	$—		$5,551,974
U.S. Government Securities Fund	48,680		—	(613,645)	674,258	—		109,293
Short-Term U.S. Government Bond Fund	—		1,236	—	21,632	(11,695	)(c)	11,173
The United States Treasury Trust	—		—	(2,646)	—	(358)		(3,004)
S&P 500 Index Fund	982,024		260,211	—	71,588,053	—		72,830,288
S&P Mid Cap Index Fund	448,159		11,621,646	—	77,509,450	—		89,579,255
S&P Small Cap Index Fund	171,750		3,613,511	—	15,758,812	—		19,544,073
Shelton Core Value Fund	1,018,498		—	(8,530,780)	92,323,414	—		84,811,132
European Growth & Income Fund	25,280		—	(564,997)	2,646,516	(407,505)		1,699,294
Nasdaq-100 Index Fund	237,988		—	(2,960,011)	40,262,027	—		37,540,004
Green Alpha Fund	—		682	—	2,709,982	—		2,710,664

(a)	Tax exempt income is $98,296.
(b)	Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred as occurring on the first day of the following fiscal year.
(c)	The Short-Term U.S. Government Bond Fund incurred a late year loss (net investment losses after December 31) in the amount of $11,695 which will be deferred until the first day of the new year.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

Note 5 - OFFSETTING OF FINANCIAL INSTRUMENTS AND DERIVATIVE ASSETS AND LIABILITIES

The following is a summary of financial and derivative instruments and collateral received and pledged in connection with such arrangements.

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received	Net Amount
S&P 500 Index Fund	Assets
	Futures Contracts	2,865	—	2,865	—	—	2,865
		2,865	—	2,865	—	—	2,865
	Liabilities
	Future Contracts	—	—	—	—	—	—
		—	—	—	—	—	—

S&P MidCap Index Fund	Assets
	Futures Contracts	1,268	—	1,268	—	—	1,268
		1,268	—	1,268	—	—	1,268
	Liabilities
	Future Contracts	—	—	—	—	—	—
		—	—	—	—	—	—

S&P SmallCap Index Fund	Assets
	Futures Contracts	4,118	—	4,118	—	—	4,118
		4,118	—	4,118	—	—	4,118
	Liabilities
	Future Contracts	—	—	—	—	—	—
		—	—	—	—	—	—

Nasdaq-100 Index Fund	Assets
	Futures Contracts	15,915	—	15,915	—	—	15,915
		15,915	—	15,915	—	—	15,915
	Liabilities
	Future Contracts	—	—	—	—	—	—
		—	—	—	—	—	—

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2014

Note 6 - NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In June 2014, FASB issued ASU No 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

Note 7 - SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2014, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Shelton Funds
 San Francisco, California

We have audited the accompanying statements of assets and liabilities of California Tax-Free Income Fund, U.S. Government Securities Fund, Short-term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund, each a series of shares of beneficial interest of the Shelton Funds (the "Trust"), including the portfolios of investments, as of August 31, 2014 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and with respect to Shelton Green Alpha Fund, the statements of changes in net assets, and the financial highlights for the year then ended and for the period March 12, 2013 (commencement of operations) to August 31, 2013. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmations of securities owned as of August 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Income Fund, U.S. Government Securities Fund, Short-term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund as of August 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and with respect to Shelton Green Alpha Fund, the statements of changes in net assets, and the financial highlights for the year then ended and for the period March 12, 2013 (commencement of operations) to August 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
 October 29, 2014

Fund Holdings (Unaudited)

The Fund holdings shown in this report are as of August 31, 2014. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds' Statement of Additional Information ("SAI") containing a description of the policies and procedures that the Shelton Funds uses to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2014, is available upon request, at no charge, at the phone number below, or on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds' website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Date of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	P.O. Box 387 San Francisco, CA 94104	06/27/66	President, Chairman, and Trustee	Since August 1998 Since July 2011
Kevin T. Kogler	P.O. Box 387 San Francisco, CA 94104	02/21/66	Trustee	Since May 2006
Marco L. Quazzo	P.O. Box 387 San Francisco, CA 94104	03/02/62	Trustee	Since August 2014
Stephen H. Sutro	P.O. Box 387 San Francisco, CA 94104	04/09/69	Trustee	Since May 2006
William P. Mock	P.O. Box 387 San Francisco, CA 94104	12/29/66	Treasurer	Since February 2010
Teresa E. Axelson	P.O. Box 387 San Francisco, CA 94104	12/04/47	Chief Compliance Officer, Secretary	Since November 2011 Since November 2012

Each Trustee oversees the Trust's eleven Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers	Chief Executive Officer, Shelton Capital, 1999 to present.
Kevin T. Kogler	President & CEO MicroBiz LLC, 2012 to present, President CAM Commerce Solutions, Principal, Robertson Piper Software Group, 2006 to 2012.
Marco L. Quazzo	Partner, Barg Coffin Lewis & Trapp LLP, 2008 to present.
Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Teresa E. Axelson
Chief Compliance Officer, Shelton Capital, 2011 to present; Secretary, 2012 to present; Vice President-Secretary, Chief Compliance Officer, Securities Management and Research, Inc., SM&R Investments, Inc. and American National Investment Inc. 1968-2010.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 955-9988.

*	Trustee deemed to be an "interested person" of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital, the Trust's Advisor and Administrator.

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ITEM 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)
Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 225-8778.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	N/A

(a)(3)
The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient to satisfy the requirements.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $127,600 for the fiscal year ended August 31, 2014 and $135,000 for the fiscal year ended August 31, 2013.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)	Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $26,950 for the fiscal year ended August 31, 2014 and $28,500 for the fiscal year ended August 31, 2013.

(d)	All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1)	The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;

(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

(iii)
pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	N/A

(g)
The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $4,700 for the fiscal year ended August 31, 2014 and $0 for the fiscal year ended August 31, 2013.

(h)	N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: November 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: November 7, 2014

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: November 7, 2014